UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2016

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Corporate Bond Fund

Delaware Extended Duration Bond Fund

January 31, 2016

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2015 to January 31, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2015 to Jan. 31, 2016.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from August 1, 2015 to January 31, 2016 (Unaudited)

Delaware Corporate Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Annualized Expense Ratio	Expenses Paid During Period 8/1/15 to 1/31/16*
Actual Fund return†
Class A	$1,000.00	$982.30	0.94%	$4.68
Class C	1,000.00	978.60	1.69%	8.41
Class R	1,000.00	979.40	1.19%	5.92
Institutional Class	1,000.00	983.50	0.69%	3.44
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.41	0.94%	$4.77
Class C	1,000.00	1,016.64	1.69%	8.57
Class R	1,000.00	1,019.15	1.19%	6.04
Institutional Class	1,000.00	1,021.67	0.69%	3.51

Delaware Extended Duration Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Annualized Expense Ratio	Expenses Paid During Period 8/1/15 to 1/31/16*
Actual Fund return†
Class A	$1,000.00	$994.00	0.96%	$4.81
Class C	1,000.00	988.60	1.71%	8.55
Class R	1,000.00	992.70	1.21%	6.06
Institutional Class	1,000.00	995.10	0.71%	3.56
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.31	0.96%	$4.88
Class C	1,000.00	1,016.54	1.71%	8.67
Class R	1,000.00	1,019.05	1.21%	6.14
Institutional Class	1,000.00	1,021.57	0.71%	3.61

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations

Delaware Corporate Bond Fund	As of January 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	82.74%
Banking	22.12%
Basic Industry	3.92%
Brokerage	1.19%
Capital Goods	0.79%
Communications	11.42%
Consumer Cyclical	2.79%
Consumer Non-Cyclical	5.57%
Electric	15.58%
Energy	3.49%
Finance Companies	2.10%
Insurance	4.19%
Natural Gas	0.56%
Real Estate Investment Trusts	3.80%
Technology	2.63%
Transportation	2.59%
Municipal Bond	0.64%
Senior Secured Loans	0.65%
U.S. Treasury Obligations	8.24%
Preferred Stock	3.37%
Short-Term Investments	4.15%
Total Value of Securities	99.79%
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%

Security type / sector allocations
Delaware Extended Duration Bond Fund	As of January 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	83.10%
Banking	17.04%
Basic Industry	2.39%
Brokerage	1.61%
Capital Goods	1.51%
Communications	7.28%
Consumer Cyclical	4.32%
Consumer Non-Cyclical	12.33%
Electric	22.21%
Energy	2.53%
Finance Companies.	0.84%
Insurance	6.20%
Natural Gas	1.20%
Real Estate Investment Trusts	1.66%
Technology	1.30%
Transportation	0.68%
Municipal Bonds	3.19%
U.S. Treasury Obligations	5.76%
Preferred Stock	3.51%
Short-Term Investments	5.17%
Total Value of Securities	100.73%
Liabilities Net of Receivables and Other Assets	(0.73%)
Total Net Assets	100.00%

Schedules of investments

Delaware Corporate Bond Fund	January 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 82.74%
Banking – 22.12%
Ally Financial 8.00% 11/1/31	1,840,000	$2,076,900
Bank of America
3.875% 8/1/25	995,000	1,007,638
3.95% 4/21/25	11,010,000	10,755,041
Barclays 4.375% 1/12/26	6,625,000	6,699,651
BBVA Bancomer 144A 7.25% 4/22/20 #	5,835,000	6,258,037
Branch Banking & Trust
3.625% 9/16/25	9,550,000	9,774,100
3.80% 10/30/26	510,000	527,477
Citigroup 6.125% 12/29/49 ●	7,805,000	7,861,040
Citizens Financial Group 4.30% 12/3/25	6,955,000	7,132,026
Compass Bank 3.875% 4/10/25	7,970,000	7,394,917
Cooperatieve Rabobank 4.375% 8/4/25	9,685,000	9,876,540
Credit Agricole 144A 8.125% 12/29/49 #●	2,400,000	2,403,725
Credit Suisse 144A 6.50% 8/8/23 #	6,235,000	6,642,039
Credit Suisse Group 144A 6.25% 12/29/49 #●	1,500,000	1,468,062
Credit Suisse Group Funding Guernsey 3.75% 3/26/25	4,965,000	4,835,920
Fifth Third Bancorp 2.875% 7/27/20	2,080,000	2,105,921
HSBC USA 2.75% 8/7/20	4,480,000	4,492,015
ING Groep
6.00% 12/31/45 ●	750,000	730,781
6.50% 12/31/45 ●	2,360,000	2,298,050
JPMorgan Chase
4.25% 10/1/27	11,450,000	11,440,119
6.75% 8/29/49 ●	6,000,000	6,502,500
KeyBank
3.18% 5/22/22	5,495,000	5,580,744
3.30% 6/1/25	12,065,000	12,216,331
Lloyds Banking Group
4.50% 11/4/24	485,000	498,299
144A 4.582% 12/10/25 #	6,005,000	6,078,825
7.50% 4/30/49 ●	3,560,000	3,693,500
Morgan Stanley
3.875% 1/27/26	11,095,000	11,243,018
3.95% 4/23/27	8,040,000	7,777,952
Nordea Bank 144A 6.125% 12/29/49 #●	2,365,000	2,256,376
PNC Bank
2.45% 11/5/20	8,185,000	8,228,642
2.60% 7/21/20	2,500,000	2,536,810
Popular 7.00% 7/1/19	4,475,000	4,184,125
Royal Bank of Scotland Group 8.00% 12/29/49 ●	1,100,000	1,131,625
Santander Issuances 5.179% 11/19/25	4,800,000	4,550,021

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Santander UK Group Holdings
3.125% 1/8/21	2,595,000	$2,629,524
144A 4.75% 9/15/25 #	9,190,000	9,142,405
Societe Generale
144A 4.75% 11/24/25 #	1,985,000	1,886,008
144A 5.625% 11/24/45 #	805,000	748,289
144A 8.00% 9/29/49 #●	3,485,000	3,451,899
State Street
2.55% 8/18/20	4,695,000	4,793,384
3.55% 8/18/25	5,945,000	6,249,681
SVB Financial Group 3.50% 1/29/25	655,000	646,858
Toronto-Dominion Bank 2.50% 12/14/20	5,050,000	5,095,036
UBS 7.625% 8/17/22	7,555,000	8,563,736
US Bancorp
2.35% 1/29/21	4,700,000	4,734,155
3.60% 9/11/24 @	6,730,000	6,972,791
USB Capital IX 3.50% 10/29/49 @●	3,207,000	2,362,757
Wells Fargo
2.55% 12/7/20	7,205,000	7,238,741
4.30% 7/22/27	2,995,000	3,084,335
Woori Bank 144A 4.75% 4/30/24 #	6,675,000	6,943,469
Zions Bancorporation 4.50% 6/13/23	4,100,000	4,139,614

		260,941,449

Basic Industry – 3.92%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●	3,670,000	3,504,850
CF Industries
5.375% 3/15/44	1,235,000	1,049,436
6.875% 5/1/18	7,285,000	7,908,785
Dow Chemical 8.55% 5/15/19	4,420,000	5,175,462
Georgia-Pacific 8.00% 1/15/24	8,345,000	10,617,327
INVISTA Finance 144A 4.25% 10/15/19 #	4,580,000	4,454,050
Methanex 4.25% 12/1/24	4,320,000	3,577,634
Mexichem 144A 5.875% 9/17/44 #	3,595,000	2,938,913
NOVA Chemicals 144A 5.00% 5/1/25 #	3,835,000	3,604,900
PPG Industries 2.30% 11/15/19	3,370,000	3,379,837

		46,211,194

Brokerage – 1.19%
Affiliated Managers Group 3.50% 8/1/25	4,135,000	4,010,661
Jefferies Group
5.125% 1/20/23	255,000	254,055
6.45% 6/8/27	5,627,000	5,729,119
6.50% 1/20/43	1,575,000	1,463,884

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
Lazard Group
3.75% 2/13/25	1,075,000	$1,012,381
6.85% 6/15/17	1,525,000	1,622,885

		14,092,985

Capital Goods – 0.79%
Fortune Brands Home & Security 3.00% 6/15/20	2,865,000	2,894,518
Lockheed Martin
2.50% 11/23/20	1,455,000	1,468,194
3.55% 1/15/26	2,320,000	2,385,039
United Rentals North America 5.50% 7/15/25	2,855,000	2,558,794

		9,306,545

Communications – 11.42%
21st Century Fox America 4.95% 10/15/45	3,775,000	3,652,856
Altice Luxembourg 144A 7.75% 5/15/22 #	2,270,000	2,128,125
American Tower
2.80% 6/1/20	4,730,000	4,690,381
4.00% 6/1/25	9,130,000	9,050,587
AT&T
2.80% 2/17/21	1,965,000	1,961,522
3.40% 5/15/25	4,000,000	3,839,636
3.60% 2/17/23	2,265,000	2,263,301
4.125% 2/17/26	3,195,000	3,192,891
4.50% 5/15/35	3,075,000	2,781,937
4.75% 5/15/46	3,945,000	3,511,192
CCO Holdings 144A 5.375% 5/1/25 #	2,425,000	2,406,813
CCO Safari II 144A 4.908% 7/23/25 #	13,170,000	13,202,859
CCOH Safari 144A 5.75% 2/15/26 #	2,000,000	1,993,740
Crown Castle Towers 144A 3.663% 5/15/25 #	7,035,000	7,007,282
Digicel Group 144A 8.25% 9/30/20 #	2,785,000	2,266,642
Grupo Televisa 5.00% 5/13/45	4,770,000	4,050,269
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,103,737
Historic TW 6.875% 6/15/18	5,285,000	5,885,265
Intelsat Jackson Holdings
5.50% 8/1/23	1,627,000	1,305,667
7.25% 4/1/19	675,000	615,937
Lamar Media 144A 5.75% 2/1/26 #	1,970,000	2,034,025
Neptune Finco 144A 6.625% 10/15/25 #	2,125,000	2,210,000
Numericable-SFR 144A 6.00% 5/15/22 #	1,270,000	1,257,300
SBA Tower Trust
144A 2.24% 4/16/18 #	4,945,000	4,897,057
144A 2.898% 10/15/19 #	3,005,000	3,012,771
SES 144A 3.60% 4/4/23 #	1,790,000	1,748,406

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	5,815,000	$5,640,678
Sky 144A 3.75% 9/16/24 #	6,905,000	6,877,967
Sprint 7.25% 9/15/21	1,145,000	830,125
Sprint Communications 7.00% 8/15/20	3,355,000	2,482,700
Time Warner 4.85% 7/15/45	3,140,000	2,840,852
Time Warner Cable 5.50% 9/1/41	1,140,000	1,000,455
T-Mobile USA 6.50% 1/15/26	1,885,000	1,894,425
UPCB Finance IV 144A 5.375% 1/15/25 #	1,600,000	1,544,000
Verizon Communications
4.40% 11/1/34	3,555,000	3,248,093
4.862% 8/21/46	13,035,000	12,134,516
WPP Finance 2010 5.625% 11/15/43	3,057,000	3,115,853

		134,679,862

Consumer Cyclical – 2.79%
AutoNation
3.35% 1/15/21	3,225,000	3,241,073
4.50% 10/1/25	925,000	949,170
Cencosud 144A 5.15% 2/12/25 #	1,385,000	1,266,995
General Motors
5.20% 4/1/45	1,825,000	1,627,270
6.25% 10/2/43	2,475,000	2,494,543
General Motors Financial
3.45% 4/10/22	1,500,000	1,442,595
4.375% 9/25/21	265,000	269,639
Lowe’s 3.375% 9/15/25	4,000,000	4,131,760
QVC 5.45% 8/15/34	3,560,000	2,886,452
Sally Holdings 5.625% 12/1/25	2,021,000	2,096,787
Signet UK Finance 4.70% 6/15/24	3,995,000	3,994,197
Starwood Hotels & Resorts Worldwide
3.125% 2/15/23 @	3,984,000	3,967,411
3.75% 3/15/25 @	3,135,000	3,128,733
Wynn Las Vegas 144A 5.50% 3/1/25 #	1,685,000	1,483,853

		32,980,478

Consumer Non-Cyclical – 5.57%
Anheuser-Busch Inbev Finance
3.30% 2/1/23	4,610,000	4,683,221
3.65% 2/1/26	10,400,000	10,553,171
4.90% 2/1/46	2,485,000	2,579,495
AstraZeneca 3.375% 11/16/25	7,950,000	8,003,758
Campbell Soup 3.30% 3/19/25	5,670,000	5,758,333
Celgene 3.875% 8/15/25	3,950,000	3,995,188
JB y Cia 144A 3.75% 5/13/25 #	8,965,000	8,671,782

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
JBS USA 144A 5.75% 6/15/25 #	2,835,000	$2,197,125
PepsiCo 4.45% 4/14/46	3,550,000	3,731,707
Perrigo Finance 3.50% 12/15/21	5,730,000	5,677,238
Reynolds American 4.00% 6/12/22	6,620,000	7,014,042
Tenet Healthcare
6.75% 6/15/23	2,700,000	2,511,000
8.125% 4/1/22	340,000	342,550

		65,718,610

Electric – 15.58%
AES Gener 144A 8.375% 12/18/73 #@●	4,087,000	4,015,477
Alabama Power 4.30% 1/2/46	12,530,000	12,883,346
Ameren Illinois 9.75% 11/15/18	6,971,000	8,403,248
Appalachian Power
3.40% 6/1/25	10,655,000	10,696,821
4.45% 6/1/45	2,850,000	2,790,794
Black Hills 3.95% 1/15/26 @	1,320,000	1,356,852
Calpine 5.50% 2/1/24	3,155,000	2,776,400
Cleveland Electric Illuminating 5.50% 8/15/24	8,160,000	9,387,305
CMS Energy 3.60% 11/15/25	3,670,000	3,726,749
ComEd Financing III 6.35% 3/15/33 @	7,500,000	7,884,015
Dominion Resources 3.90% 10/1/25	6,965,000	7,056,980
Duke Energy 3.75% 4/15/24	8,675,000	8,849,784
Dynegy 7.625% 11/1/24	1,445,000	1,278,825
El Paso Electric 3.30% 12/15/22	2,830,000	2,814,857
Electricite de France 144A 5.25% 12/29/49 #●	7,000,000	6,300,000
Enel 144A 8.75% 9/24/73 #●	4,125,000	4,547,813
Entergy 4.00% 7/15/22	3,000,000	3,145,029
Entergy Louisiana 3.78% 4/1/25	7,220,000	7,470,707
Exelon 144A 3.95% 6/15/25 #	3,880,000	3,893,413
Integrys Holding 6.11% 12/1/66 @●	7,419,000	5,416,783
Kansas City Power & Light 3.65% 8/15/25	10,115,000	10,358,134
Korea East-West Power 144A 2.625% 11/27/18 #	6,345,000	6,460,168
Louisville Gas & Electric
3.30% 10/1/25	4,795,000	4,966,675
4.375% 10/1/45	2,835,000	2,991,529
MidAmerican Energy 4.25% 5/1/46	3,500,000	3,604,363
National Rural Utilities Cooperative Finance
2.30% 11/1/20	4,490,000	4,505,935
3.25% 11/1/25	4,805,000	4,906,549
NextEra Energy Capital Holdings 3.625% 6/15/23	6,175,000	6,249,199
NV Energy 6.25% 11/15/20	4,475,000	5,171,784
Pennsylvania Electric 5.20% 4/1/20	8,131,000	8,646,074

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,000,000	$2,037,906
WEC Energy Group 2.45% 6/15/20	2,850,000	2,882,043
Westar Energy 3.25% 12/1/25	3,105,000	3,209,362
Wisconsin Electric Power 4.30% 12/15/45	3,000,000	3,173,874

		183,858,793

Energy – 3.49%
Dominion Gas Holdings 4.60% 12/15/44	1,705,000	1,606,632
Enbridge Energy Partners 8.05% 10/1/37 ●	6,190,000	4,379,425
EnLink Midstream Partners 4.15% 6/1/25	3,640,000	2,495,533
Enterprise Products Operating 7.034% 1/15/68 ●	856,000	858,140
Noble Energy 5.05% 11/15/44	3,540,000	2,563,084
Petroleos Mexicanos
144A 3.50% 7/23/20 #	925,000	859,575
5.50% 6/27/44	2,486,000	1,886,377
144A 6.375% 2/4/21 #	1,465,000	1,485,136
Petronas Global Sukuk 144A 2.707% 3/18/20 #	2,210,000	2,198,110
Regency Energy Partners 5.875% 3/1/22	3,991,000	3,658,586
Williams Partners 7.25% 2/1/17	8,087,000	8,081,380
Woodside Finance
144A 3.65% 3/5/25 #	2,525,000	2,158,345
144A 8.75% 3/1/19 #	7,800,000	8,994,781

		41,225,104

Finance Companies – 2.10%
AerCap Ireland Capital 4.625% 10/30/20	3,095,000	3,056,313
Aviation Capital Group
144A 2.875% 9/17/18 #	405,000	397,406
144A 4.875% 10/1/25 #	2,870,000	2,859,237
144A 6.75% 4/6/21 #	3,005,000	3,361,844
Depository Trust & Clearing 144A 4.875% 12/29/49 #●	6,000,000	5,988,000
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	9,115,000	9,163,109

		24,825,909

Insurance – 4.19%
ACE INA Holdings 3.35% 5/3/26	4,805,000	4,910,513
Highmark
144A 4.75% 5/15/21 #@	1,685,000	1,749,925
144A 6.125% 5/15/41 #@	920,000	946,133
MetLife 5.25% 12/29/49 ●	8,550,000	8,373,656
MetLife Capital Trust X 144A 9.25% 4/8/38 #	2,160,000	2,899,800
Prudential Financial 5.375% 5/15/45 ●	3,370,000	3,307,487
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	3,570,000	3,559,508
144A 4.125% 11/1/24 #	9,450,000	9,651,729

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Voya Financial 5.65% 5/15/53 ●	3,040,000	$2,964,000
XLIT
4.45% 3/31/25	4,725,000	4,673,696
5.50% 3/31/45	4,445,000	4,318,829
6.50% 12/29/49 ●	2,822,000	2,054,416

		49,409,692

Natural Gas – 0.56%
Korea Gas 144A 2.875% 7/29/18 #	6,425,000	6,578,692

		6,578,692

Real Estate Investment Trusts – 3.80%
CBL & Associates 4.60% 10/15/24	4,480,000	4,158,049
Corporate Office Properties 5.25% 2/15/24	5,730,000	5,879,622
Crown Castle International
3.40% 2/15/21	840,000	845,846
4.45% 2/15/26	820,000	826,684
CubeSmart 4.00% 11/15/25	4,690,000	4,734,269
Education Realty Operating Partnership 4.60% 12/1/24	4,170,000	4,209,306
Host Hotels & Resorts
3.75% 10/15/23	8,645,000	8,502,453
4.50% 2/1/26	2,250,000	2,258,210
Kimco Realty 3.40% 11/1/22	875,000	886,325
Omega Healthcare Investors 4.50% 1/15/25	3,350,000	3,303,050
Simon Property Group
2.50% 7/15/21	1,470,000	1,479,235
3.30% 1/15/26	1,840,000	1,842,020
Ventas Realty 4.125% 1/15/26	2,690,000	2,727,854
WP Carey 4.60% 4/1/24	3,120,000	3,132,461

		44,785,384

Technology – 2.63%
Apple 3.45% 2/9/45	7,890,000	6,599,993
First Data 144A 7.00% 12/1/23 #	3,160,000	3,191,600
Microsoft
4.20% 11/3/35	4,230,000	4,296,284
4.45% 11/3/45	3,155,000	3,240,611
National Semiconductor 6.60% 6/15/17	6,644,000	7,147,987
Oracle
3.25% 5/15/30	1,595,000	1,521,994
4.125% 5/15/45	5,510,000	5,053,728

		31,052,197

Transportation – 2.59%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #¿	2,585,000	2,491,294

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ¿	1,907,194	$1,904,810
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ¿	3,198,984	3,099,655
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ¿	1,415,000	1,423,844
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ¿	645,000	647,419
Avis Budget Car Rental 144A 5.25% 3/15/25 #	3,500,000	3,180,625
Burlington Northern Santa Fe 4.70% 9/1/45	4,570,000	4,665,956
CSX 3.35% 11/1/25	2,855,000	2,812,837
Penske Truck Leasing 144A 3.30% 4/1/21 #	1,000,000	992,606
Trinity Industries 4.55% 10/1/24 @	4,290,000	3,841,871
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ¿	1,513,636	1,549,585
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ¿	3,885,000	3,933,563

		30,544,065

Total Corporate Bonds (cost $989,243,902)		976,210,959

Municipal Bond – 0.64%
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
Series D 6.574% 7/1/45	5,365,000	7,528,973

Total Municipal Bond (cost $5,365,000)		7,528,973

Senior Secured Loans – 0.65%«
Gardner Denver 1st Lien 4.25% 7/30/20	2,104,389	1,900,527
KIK Custom Products 1st Lien 6.00% 8/26/22 @	2,991,250	2,880,948
Rite Aid 2nd Lien 5.75% 8/21/20	2,849,000	2,856,123

Total Senior Secured Loans (cost $7,922,630)		7,637,598

U.S. Treasury Obligations – 8.24%
U.S. Treasury Bond
3.00% 11/15/45	2,190,000	2,298,473
U.S. Treasury Notes
1.375% 1/31/21	10,550,000	10,571,016
1.75% 12/31/20	19,510,000	19,895,635
2.125% 12/31/22	5,180,000	5,337,425
2.25% 11/15/25	57,460,000	59,103,011

Total U.S. Treasury Obligations (cost $96,228,248)		97,205,560

	Number of shares	Value (U.S. $)
Preferred Stock – 3.37%
Ally Financial 8.50% ●	33,359	$840,647
Bank of America 6.50% ●	8,275,000	8,655,071
DTE Energy 5.25%	240,000	6,024,000
Entergy Arkansas 4.90%	285,000	7,150,650
General Electric 5.00% ●	7,777,000	8,000,589
GMAC Capital Trust I 8.125% ●	50,000	1,272,500
PNC Preferred Funding Trust II 144A 1.735% #●	8,600,000	7,503,500
USB Realty 144A 1.769% #@●	400,000	341,000

Total Preferred Stock (cost $39,386,066)		39,787,957

	Principal amount°
Short-Term Investments – 4.15%
Discount Notes – 3.13%≠
Federal Home Loan Bank
0.25% 2/9/16	3,647,714	3,647,510
0.295% 2/24/16	3,003,545	3,003,065
0.30% 3/1/16	3,003,545	3,002,851
0.31% 2/18/16	3,771,399	3,770,954
0.31% 3/9/16	5,765,798	5,764,097
0.31% 3/14/16	3,044,378	3,043,359
0.37% 4/15/16	4,473,850	4,470,633
0.375% 4/21/16	2,981,303	2,978,983
0.375% 4/22/16	2,772,272	2,770,088
0.53% 8/15/16	4,505,318	4,493,789

		36,945,329

Repurchase Agreements – 1.02%
Bank of America Merrill Lynch 0.26%, dated 1/29/16, to be repurchased on 2/1/16, repurchase price $3,307,331 (collateralized by U.S. government obligations 3.125% 11/15/41; market value $3,373,406)	3,307,259	3,307,259
Bank of Montreal 0.30%, dated 1/29/16, to be repurchased on 2/1/16,repurchase price $3,307,342 (collateralized by U.S. government obligations 0.75%–8.75% 6/30/17–11/15/43; market value $3,373,406)	3,307,259	3,307,259
BNP Paribas 0.31%, dated 1/29/16, to be repurchased on 2/1/16,repurchase price $5,418,621 (collateralized by U.S. government obligations 0.00%–6.875% 5/15/16–11/15/43; market value $5,526,851)	5,418,482	5,418,482

		12,033,000

Total Short-Term Investments (cost $48,975,909)		48,978,329

Schedules of investments

    Delaware Corporate Bond Fund

Total Value of Securities – 99.79% (cost $1,187,121,755)	$1,177,349,376

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2016, the aggregate value of Rule 144A securities was $243,539,736, which represents 20.64% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At Jan. 31, 2016, the aggregate value of illiquid securities was $44,864,696, which represents 3.80% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Jan. 31, 2016. Interest rates reset periodically.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2016.

The following swap contract was outstanding at Jan. 31, 2016:1

Swap Contract

CDS Contract2

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Upfront Payment Paid	Unrealized Appreciation (Depreciation)[3]
MSC	Protection Purchased: Halliburton 5 yr 8.75% 2/15/21	$5,900,000	1.00%	12/20/20	$ 133,528	$(38,934)

The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2 CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3 Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(6,883).

Summary of abbreviations:

CDS – Credit Default Swap

MSC – Morgan Stanley Capital

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Extended Duration Bond Fund	January 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Corporate Bonds – 83.10%

Banking – 17.04%
Ally Financial 8.00% 11/1/31	595,000	$671,606
Bank of America
3.875% 8/1/25	3,080,000	3,119,122
3.95% 4/21/25	4,575,000	4,469,057
Barclays 5.25% 8/17/45	6,275,000	6,463,106
Branch Banking & Trust 3.625% 9/16/25	2,970,000	3,039,694
Citizens Financial Group 4.30% 12/3/25	4,700,000	4,819,629
Cooperatieve Rabobank 4.375% 8/4/25	8,055,000	8,214,304
Credit Suisse 144A 6.50% 8/8/23 #	3,170,000	3,376,947
Credit Suisse Group Funding Guernsey 4.875% 5/15/45	3,025,000	2,994,218
Goldman Sachs Group 4.75% 10/21/45	4,115,000	4,088,960
JPMorgan Chase 4.25% 10/1/27	7,525,000	7,518,506
KeyBank 6.95% 2/1/28	2,467,000	3,152,039
Lloyds Banking Group
144A 5.30% 12/1/45 #	7,845,000	7,990,203
7.50% 4/30/49 •	1,500,000	1,556,250
Morgan Stanley
3.875% 1/27/26	1,030,000	1,043,741
3.95% 4/23/27	4,630,000	4,479,094
Santander Issuances 5.179% 11/19/25	2,400,000	2,275,010
Santander UK Group Holdings 144A 5.625% 9/15/45 #	7,935,000	7,988,664
Societe Generale 144A 5.625% 11/24/45 #	1,765,000	1,640,659
SVB Financial Group 3.50% 1/29/25	2,440,000	2,409,668
UBS 7.625% 8/17/22	4,020,000	4,556,746
US Bancorp 5.125% 12/29/49 •	2,805,000	2,829,824
USB Capital IX 3.50% 10/29/49 @•	810,000	596,767
Wells Fargo 4.90% 11/17/45	7,240,000	7,289,333
Woori Bank 144A 4.75% 4/30/24 #	2,300,000	2,392,506

		98,975,653

Basic Industry – 2.39%
CF Industries 5.375% 3/15/44	3,579,000	3,041,241
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,173,137
Methanex 5.65% 12/1/44	6,715,000	5,193,287
Mexichem 144A 5.875% 9/17/44 #	1,775,000	1,451,063

		13,858,728

Brokerage – 1.61%
Jefferies Group
6.45% 6/8/27	2,640,000	2,687,911
6.50% 1/20/43	1,985,000	1,844,958
Legg Mason 5.625% 1/15/44	5,000,000	4,833,545

		9,366,414

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods – 1.51%
Lockheed Martin 4.70% 5/15/46	2,975,000	$3,156,918
Valmont Industries 5.00% 10/1/44	6,255,000	5,615,839

		8,772,757

Communications – 7.28%
21st Century Fox America 4.95% 10/15/45	1,920,000	1,857,876
AT&T
4.50% 5/15/35	7,580,000	6,857,588
4.75% 5/15/46	1,915,000	1,704,419
CCO Safari II 144A 6.484% 10/23/45 #	3,080,000	3,108,887
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,859,759
Grupo Televisa 5.00% 5/13/45	3,785,000	3,213,893
Qwest 6.875% 9/15/33	1,638,000	1,553,347
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	7,360,000	7,139,362
Time Warner 4.85% 7/15/45	2,855,000	2,583,004
Time Warner Cable
4.50% 9/15/42	395,000	315,435
5.50% 9/1/41	550,000	482,676
Verizon Communications
4.40% 11/1/34	1,860,000	1,699,424
4.862% 8/21/46	5,838,000	5,434,699
WPP Finance 2010 5.625% 11/15/43	4,395,000	4,479,613

		42,289,982

Consumer Cyclical – 4.32%
AutoNation 4.50% 10/1/25	1,535,000	1,575,110
Cencosud 144A 5.15% 2/12/25 #	685,000	626,637
CVS Health 144A 5.00% 12/1/24 #	1,595,000	1,760,866
General Motors 5.20% 4/1/45	2,715,000	2,420,843
Lowe’s 4.375% 9/15/45	6,995,000	7,250,255
NIKE 3.875% 11/1/45	5,875,000	5,868,026
QVC 5.45% 8/15/34	1,730,000	1,402,686
Starwood Hotels & Resorts Worldwide 4.50% 10/1/34 @	4,610,000	4,193,178

		25,097,601

Consumer Non-Cyclical – 12.33%
Anheuser-Busch Inbev Finance
4.70% 2/1/36	3,050,000	3,095,912
4.90% 2/1/46	5,910,000	6,134,734
AstraZeneca 4.375% 11/16/45	7,805,000	7,821,789
Biogen 5.20% 9/15/45	5,845,000	5,942,910
Celgene
4.625% 5/15/44	2,000,000	1,883,306
5.25% 8/15/43	4,315,000	4,405,015
Hasbro 5.10% 5/15/44	5,700,000	5,378,942

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Novartis Capital 4.00% 11/20/45	2,150,000	$2,180,900
PepsiCo 4.45% 4/14/46	7,695,000	8,088,869
Perrigo 5.30% 11/15/43	2,245,000	2,229,285
Quest Diagnostics 4.70% 3/30/45	2,015,000	1,896,317
Reynolds American 5.85% 8/15/45	5,920,000	6,590,026
S.C. Johnson & Son
144A 4.35% 9/30/44 #	3,050,000	3,034,128
144A 4.75% 10/15/46 #	3,165,000	3,382,917
Zimmer Biomet Holdings 4.45% 8/15/45	6,750,000	6,124,768
Zoetis 4.70% 2/1/43	3,800,000	3,415,121

		71,604,939

Electric – 22.21%
Alabama Power 4.30% 1/2/46	4,490,000	4,616,618
Ameren Illinois 4.15% 3/15/46	6,640,000	6,866,065
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	5,274,608
Appalachian Power
3.40% 6/1/25	2,425,000	2,434,518
4.40% 5/15/44	6,950,000	6,855,480
Arizona Public Service 4.35% 11/15/45	3,680,000	3,892,351
Berkshire Hathaway Energy 4.50% 2/1/45	6,950,000	6,834,790
ComEd Financing III 6.35% 3/15/33 @	4,800,000	5,045,770
Commonwealth Edison 4.35% 11/15/45	2,350,000	2,455,329
Consumers Energy 4.10% 11/15/45	6,885,000	7,058,530
Dominion Resources 4.70% 12/1/44	3,750,000	3,725,197
Duke Energy 4.80% 12/15/45	8,645,000	9,029,192
El Paso Electric 3.30% 12/15/22	1,695,000	1,685,930
Electricite de France 144A 5.25% 12/29/49 #•	3,635,000	3,271,500
Enel Finance International 144A 6.00% 10/7/39 #	4,800,000	5,434,843
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,807,305
Entergy Louisiana 4.95% 1/15/45	125,000	127,333
Georgia Power 4.30% 3/15/43	3,000,000	2,875,956
Integrys Holding 6.11% 12/1/66 @•	4,135,000	3,019,059
Kentucky Utilities 4.375% 10/1/45	255,000	271,352
Louisville Gas & Electric 4.375% 10/1/45	3,335,000	3,519,135
MidAmerican Energy 4.25% 5/1/46	2,500,000	2,574,545
Northern States Power 4.00% 8/15/45	6,820,000	6,931,875
Oncor Electric Delivery 3.75% 4/1/45	5,265,000	4,612,298
PPL Electric Utilities 4.15% 10/1/45	3,765,000	3,841,704
Puget Sound Energy 4.434% 11/15/41	4,870,000	5,128,879
South Carolina Electric & Gas
4.50% 6/1/64	5,600,000	5,420,363
5.10% 6/1/65	2,635,000	2,823,308

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
Tampa Electric 4.20% 5/15/45	2,175,000	$2,196,596
Westar Energy 4.25% 12/1/45	4,485,000	4,707,124
Wisconsin Electric Power 4.30% 12/15/45	3,480,000	3,681,694

		129,019,247

Energy – 2.53%
Dominion Gas Holdings 4.60% 12/15/44	5,765,000	5,432,394
Enbridge Energy Partners 8.05% 10/1/37 •	1,826,000	1,291,895
Eni 144A 5.70% 10/1/40 #	3,450,000	3,237,166
Noble Energy
5.05% 11/15/44	3,170,000	2,295,191
5.25% 11/15/43	1,465,000	1,083,764
Petroleos Mexicanos 6.375% 1/23/45	1,595,000	1,353,756

		14,694,166

Finance Companies – 0.84%
Depository Trust & Clearing 144A 4.875% 12/29/49 #•	3,000,000	2,994,000
Neuberger Berman Group 144A 4.875% 4/15/45 #	2,140,000	1,878,727

		4,872,727

Insurance – 6.20%
Alleghany 4.90% 9/15/44	3,525,000	3,386,665
American International Group 4.80% 7/10/45	6,105,000	5,618,566
Highmark 144A 6.125% 5/15/41 #@	3,410,000	3,506,864
MetLife Capital Trust IV 144A 7.875% 12/15/37 #	900,000	1,084,500
MetLife Capital Trust X 144A 9.25% 4/8/38 #	1,100,000	1,476,750
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,119,978
TIAA Asset Management Finance 144A 4.125% 11/1/24 #	2,400,000	2,451,233
Transatlantic Holdings 8.00% 11/30/39	704,000	936,148
Trinity Acquisition 6.125% 8/15/43	4,570,000	4,923,846
Voya Financial 5.65% 5/15/53 •	1,400,000	1,365,000
XLIT
5.50% 3/31/45	7,245,000	7,039,351
6.50% 12/29/49 •	1,480,000	1,077,440

		35,986,341

Natural Gas – 1.20%
Laclede Group 4.70% 8/15/44	6,750,000	6,964,231

		6,964,231

Real Estate Investment Trusts – 1.66%
American Tower 4.40% 2/15/26	4,315,000	4,376,161
Crown Castle International 4.45% 2/15/26	4,195,000	4,229,193
DDR 4.25% 2/1/26	1,045,000	1,040,434

		9,645,788

Technology – 1.30%
Apple 3.45% 2/9/45	3,860,000	3,228,894

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Microsoft
4.20% 11/3/35	1,190,000	$1,208,647
4.45% 11/3/45	895,000	919,286
Oracle 4.125% 5/15/45	2,390,000	2,192,089

		7,548,916

Transportation – 0.68%
Burlington Northern Santa Fe 4.70% 9/1/45	3,150,000	3,216,141
FedEx 4.75% 11/15/45	720,000	712,490

		3,928,631

Total Corporate Bonds (cost $491,747,467)		482,626,121

Municipal Bonds – 3.19%

Chicago, Illinois O’Hare International Airport Revenue
(Taxable Build America Bond) Series B 6.395% 1/1/40	3,800,000	4,916,136
Long Island Power Authority, New York Electric System Revenue
(Taxable Build America Bond)
Series B 5.85% 5/1/41	3,600,000	4,204,512
Los Angeles, California Department of Water & Power Revenue
(Taxable Build America Bond)
Series D 6.574% 7/1/45	2,225,000	3,122,454
Metropolitan Transportation Authority, New York Revenue
(Taxable Build America Bond) Series A2 6.089%
11/15/40	3,205,000	4,160,154
Oregon Department of Transportation Highway User Tax Revenue
(Taxable Build America Bond-Subordinate Lien)
Series A 5.834% 11/15/34	1,605,000	2,091,411

Total Municipal Bonds (cost $14,457,650)		18,494,667

U.S. Treasury Obligations – 5.76%

U.S. Treasury Bond
3.00% 11/15/45	2,215,000	2,324,711
U.S. Treasury Notes
1.75% 12/31/20	12,150,000	12,390,157
2.125% 12/31/22	1,055,000	1,087,062
2.25% 11/15/25	17,180,000	17,671,245

Total U.S. Treasury Obligations (cost $32,841,255)		33,473,175

	Number of shares

Preferred Stock – 3.51%

Ally Financial 8.50% •	16,680	420,336
Bank of America 6.10% •	1,710,000	1,740,695

	Number of shares	Value (U.S. $)

Preferred Stock (continued)

DTE Energy 5.25%	120,000	$3,012,000
Entergy Arkansas 4.90%	170,000	4,265,300
General Electric 5.00% •	4,814,000	4,952,403
Morgan Stanley 5.55% •	2,280,000	2,258,625
PNC Preferred Funding Trust II 144A 1.735% #•	3,900,000	3,402,750
USB Realty 144A 1.769% #@•	400,000	341,000

Total Preferred Stock (cost $19,721,443)		20,393,109

	Principal amount°

Short-Term Investments – 5.17%

Discount Notes – 5.17%≠
Federal Home Loan Bank
0.155% 2/3/16	5,036,785	5,036,714
0.18% 2/26/16	1,027,304	1,027,125
0.18% 3/7/16	2,396,400	2,395,732
0.19% 3/22/16	472,631	472,442
0.25% 2/9/16	6,410,222	6,409,863
0.295% 2/24/16	957,839	957,686
0.295% 3/2/16	150,072	150,036
0.30% 3/1/16	957,839	957,618
0.31% 2/18/16	6,873,272	6,872,461
0.31% 3/9/16	1,468,775	1,468,342
0.37% 4/15/16	1,139,665	1,138,846
0.375% 4/21/16	797,998	797,378
0.375% 4/22/16	884,086	883,389
0.53% 8/15/16	1,436,759	1,433,083

Total Short-Term Investments (cost $30,000,229)		30,000,715

Total Value of Securities – 100.73%
(cost $588,768,044)		$584,987,787

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2016, the aggregate value of Rule 144A securities was $81,366,758, which represents 14.01% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At Jan. 31, 2016, the aggregate value of illiquid securities was $16,702,638, which represents 2.88% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of Jan. 31, 2016. Interest rates reset periodically.

Schedules of investments

Delaware Extended Duration Bond Fund

The following futures contracts were outstanding at Jan. 31, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
473	U.S. Treasury 10 yr Notes	$60,249,823	$61,290,453	3/22/16	$1,040,630

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

January 31, 2016 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Assets:
Investments, at value[1]	$1,128,371,047	$554,987,072
Short-term investments, at value[2]	48,978,329	30,000,715
Cash	342,221	—
Cash collateral due from broker	—	657,000
Receivable for securities sold	41,256,704	12,804,339
Dividends and interest receivable	12,250,843	6,931,382
Receivable for fund shares sold	2,362,911	554,005
Variation margin due from broker on futures contracts	—	258,674
Upfront payments paid on credit default swap contracts	133,528	—
Other assets[3]	438,287	166,247

Total assets	1,234,133,870	606,359,434

Liabilities:
Cash overdraft	—	9,161,034
Payable for securities purchased	48,512,379	12,872,714
Payable for fund shares redeemed	2,151,496	1,913,572
Distributions payable	1,014,164	527,353
Swap payments payable	6,883	—
Investment management fees payable	457,520	235,440
Other accrued expenses	365,403	204,119
Distribution fees payable to affiliates	243,068	80,092
Other affiliates payable	73,416	35,358
Trustees’ fees and expenses payable	4,123	2,015
Unrealized depreciation on credit default swap contracts	38,934	—
Bond proceeds payable[3]	1,460,956	554,156

Total liabilities	54,328,342	25,585,853

Total Net Assets	$1,179,805,528	$580,773,581

Net Assets Consist of:
Paid-in capital	$1,249,210,719	$604,982,502
Distributions in excess of net investment income	(1,629,424)	(861,937)
Accumulated net realized loss on investments	(57,962,652)	(20,610,494)
Net unrealized depreciation of investments	(9,772,379)	(3,780,257)
Net unrealized appreciation of foreign currencies	—	3,137
Net unrealized appreciation of futures contracts	—	1,040,630
Net unrealized depreciation of swap contracts	(40,736)	—

Total Net Assets	$1,179,805,528	$580,773,581

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Net Asset Value
Class A:
Net assets	$391,619,625	$208,990,592
Shares of beneficial interest outstanding, unlimited authorization, no par	69,973,029	34,164,973
Net asset value per share	$5.60	$6.12
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$5.86	$6.41

Class C:
Net assets	$173,599,536	$30,133,649
Shares of beneficial interest outstanding, unlimited authorization, no par	31,013,597	4,928,222
Net asset value per share	$5.60	$6.11

Class R:
Net assets	$27,429,089	$24,105,483
Shares of beneficial interest outstanding, unlimited authorization, no par	4,896,687	3,935,471
Net asset value per share	$5.60	$6.13

Institutional Class:
Net assets	$587,157,278	$317,543,857
Shares of beneficial interest outstanding, unlimited authorization, no par	104,916,195	51,995,981
Net asset value per share	$5.60	$6.11
[1] Investments, at cost	$1,138,145,846	$558,767,815
[2] Short-term investments, at cost	48,975,909	30,000,229
[3] See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended January 31, 2016 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Investment Income:
Interest	$29,115,958	$14,574,486
Dividends	632,545	311,460

	29,748,503	14,885,946

Expenses:
Management fees	3,214,747	1,665,480
Distribution expenses — Class A	524,639	283,059
Distribution expenses — Class C	923,728	160,934
Distribution expenses — Class R	69,402	62,514
Dividend disbursing and transfer agent fees and expenses	993,090	371,762
Accounting and administration expenses	218,519	100,103
Reports and statements to shareholders	68,178	45,546
Registration fees	60,370	48,687
Legal fees	47,399	30,445
Custodian fees	41,340	15,906
Trustees’ fees and expenses	32,487	14,569
Audit and tax fees	27,360	27,080
Other	26,026	16,189

	6,247,285	2,842,274
Less expenses waived	(71,381)	(140,521)
Less expense paid indirectly	(505)	(237)

Total operating expenses	6,175,399	2,701,516

Net Investment Income	23,573,104	12,184,430

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(43,239,200)	$(19,751,686)
Foreign currencies	—	5,877
Foreign currency exchange contracts	—	15,212
Futures contracts	(1,293,072)	1,289,308
Swap contracts	(823)	252,540

Net realized loss	(44,533,095)	(18,188,749)

Net change in unrealized appreciation (depreciation) of:
Investments	(4,770,437)	1,793,580
Foreign currencies	—	1,894
Futures contracts	487,426	(41,584)
Swap contracts	(40,736)	19,573

Net change in unrealized appreciation (depreciation)	(4,323,747)	1,773,463

Net Realized and Unrealized Loss	(48,856,842)	(16,415,286)

Net Decrease in Net Assets Resulting from Operations	$(25,283,738)	$(4,230,856)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Corporate Bond Fund

	Six months ended 1/31/16 (Unaudited)	Year ended 7/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,573,104	$45,883,007
Net realized gain (loss)	(44,533,095)	2,406,053
Net change in unrealized appreciation (depreciation)	(4,323,747)	(47,323,560)

Net increase (decrease) in net assets resulting from operations	(25,283,738)	965,500

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,845,180)	(18,241,037)
Class B	—	(4,573)
Class C	(2,760,481)	(6,240,166)
Class R	(483,159)	(1,060,733)
Institutional Class	(14,256,264)	(25,316,843)

Net realized gain:
Class A	(72,919)	(4,764,001)
Class C	(32,194)	(2,047,006)
Class R	(4,867)	(296,460)
Institutional Class	(110,366)	(5,836,204)

	(25,565,430)	(63,807,023)

Capital Share Transactions:
Proceeds from shares sold:
Class A	44,283,774	156,061,190
Class C	10,341,963	27,897,575
Class R	5,881,158	9,547,691
Institutional Class	126,185,742	591,301,968

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,062,827	20,959,352
Class B	—	4,099
Class C	2,437,736	7,255,461
Class R	488,026	1,356,052
Institutional Class	10,136,462	23,920,447

	206,817,688	838,303,835

	Six months ended 1/31/16 (Unaudited)	Year ended 7/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(86,313,303)	$(224,361,872)
Class B	—	(683,656)
Class C	(25,915,197)	(42,134,432)
Class R	(6,131,454)	(16,483,124)
Institutional Class	(346,468,147)	(228,408,781)

	(464,828,101)	(512,071,865)

Increase (decrease) in net assets derived from capital share transactions	(258,010,413)	326,231,970

Net Increase (Decrease) in Net Assets	(308,859,581)	263,390,447
Net Assets:
Beginning of period	1,488,665,109	1,225,274,662

End of period	$1,179,805,528	$1,488,665,109

Undistributed (distributions in excess of) net investment income	$(1,629,424)	$142,556

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Extended Duration Bond Fund

	Six months ended 1/31/16 (Unaudited)	Year ended 7/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,184,430	$26,773,387
Net realized gain (loss)	(18,188,749)	10,028,705
Net change in unrealized appreciation (depreciation)	1,773,463	(34,491,543)

Net increase (decrease) in net assets resulting from operations	(4,230,856)	2,310,549

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,459,727)	(10,577,818)
Class B	—	(2,069)
Class C	(513,150)	(1,078,659)
Class R	(460,271)	(1,210,107)
Institutional Class	(6,957,513)	(14,774,427)

Net realized gain:
Class A	(349,440)	(11,166,547)
Class C	(52,034)	(1,380,519)
Class R	(39,832)	(1,411,748)
Institutional Class	(530,078)	(14,445,938)

	(13,362,045)	(56,047,832)

Capital Share Transactions:
Proceeds from shares sold:
Class A	30,772,859	117,415,156
Class C	1,805,340	11,087,468
Class R	2,566,177	15,059,672
Institutional Class	49,046,497	171,197,251

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,629,650	21,185,346
Class B	—	2,221
Class C	518,021	2,254,773
Class R	500,103	2,638,205
Institutional Class	7,227,314	27,780,622

	97,065,961	368,620,714

	Six months ended 1/31/16 (Unaudited)	Year ended 7/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(64,396,856)	$(149,490,226)
Class B	—	(299,879)
Class C	(4,591,553)	(7,374,518)
Class R	(4,694,613)	(23,496,184)
Institutional Class	(71,511,904)	(136,740,882)

	(145,194,926)	(317,401,689)

Increase (decrease) in net assets derived from capital share transactions	(48,128,965)	51,219,025

Net Decrease in Net Assets	(65,721,866)	(2,518,258)
Net Assets:
Beginning of period	646,495,447	649,013,705

End of period	$580,773,581	$646,495,447

Distributions in excess of net investment income	$(861,937)	$(655,706)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$5.810	$6.080	$5.950	$6.260	$6.050	$6.080

0.100	0.205	0.227	0.230	0.246	0.268
(0.202)	(0.187)	0.251	(0.099)	0.384	0.278

(0.102)	0.018	0.478	0.131	0.630	0.546

(0.107)	(0.228)	(0.252)	(0.252)	(0.284)	(0.305)
(0.001)	(0.060)	(0.096)	(0.189)	(0.136)	(0.271)

(0.108)	(0.288)	(0.348)	(0.441)	(0.420)	(0.576)

$5.600	$5.810	$6.080	$5.950	$6.260	$6.050

(1.77%)	0.28%	8.33%	2.02%	11.04%	9.44%

$391,620	$442,509	$511,351	$645,585	$638,481	$392,313
0.94%	0.95%	0.94%	0.93%	0.94%	0.95%
0.95%	0.96%	0.96%	0.98%	1.01%	1.09%
3.48%	3.43%	3.81%	3.70%	4.11%	4.45%
3.47%	3.42%	3.79%	3.65%	4.04%	4.31%
87%	215%	215%	230%	202%	204%

Financial highlights

Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$5.810	$6.080	$5.960	$6.260	$6.050	$6.090

0.078	0.161	0.182	0.183	0.202	0.223
(0.202)	(0.188)	0.241	(0.088)	0.383	0.268

(0.124)	(0.027)	0.423	0.095	0.585	0.491

(0.085)	(0.183)	(0.207)	(0.206)	(0.239)	(0.260)
(0.001)	(0.060)	(0.096)	(0.189)	(0.136)	(0.271)

(0.086)	(0.243)	(0.303)	(0.395)	(0.375)	(0.531)

$5.600	$5.810	$6.080	$5.960	$6.260	$6.050

(2.14%)	(0.48%)	7.35%	1.43%	10.21%	8.44%

$173,600	$193,746	$209,893	$273,594	$249,029	$135,912
1.69%	1.70%	1.69%	1.68%	1.69%	1.70%
1.70%	1.71%	1.70%	1.68%	1.71%	1.79%
2.73%	2.68%	3.06%	2.95%	3.36%	3.70%
2.72%	2.67%	3.05%	2.95%	3.34%	3.61%
87%	215%	215%	230%	202%	204%

Financial highlights

Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$5.820	$6.090	$5.960	$6.270	$6.050	$6.090

0.092	0.191	0.212	0.214	0.231	0.253
(0.211)	(0.188)	0.251	(0.098)	0.394	0.268

(0.119)	0.003	0.463	0.116	0.625	0.521

(0.100)	(0.213)	(0.237)	(0.237)	(0.269)	(0.290)
(0.001)	(0.060)	(0.096)	(0.189)	(0.136)	(0.271)

(0.101)	(0.273)	(0.333)	(0.426)	(0.405)	(0.561)

$5.600	$5.820	$6.090	$5.960	$6.270	$6.050

(2.06%)	0.03%	8.06%	1.77%	10.94%	8.98%

$27,429	$28,245	$35,142	$37,293	$22,661	$11,981
1.19%	1.20%	1.19%	1.18%	1.19%	1.20%
1.20%	1.21%	1.22%	1.28%	1.31%	1.39%
3.23%	3.18%	3.56%	3.45%	3.86%	4.20%
3.22%	3.17%	3.53%	3.35%	3.74%	4.01%
87%	215%	215%	230%	202%	204%

Financial highlights

Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$5.810	$6.080	$5.950	$6.260	$6.050	$6.090

0.107	0.218	0.242	0.245	0.261	0.283
(0.202)	(0.186)	0.251	(0.098)	0.384	0.268

(0.095)	0.032	0.493	0.147	0.645	0.551

(0.114)	(0.242)	(0.267)	(0.268)	(0.299)	(0.320)
(0.001)	(0.060)	(0.096)	(0.189)	(0.136)	(0.271)

(0.115)	(0.302)	(0.363)	(0.457)	(0.435)	(0.591)

$5.600	$5.810	$6.080	$5.950	$6.260	$6.050

(1.65%)	0.52%	8.60%	2.28%	11.32%	9.52%

$587,157	$824,165	$468,205	$518,576	$507,190	$466,660
0.69%	0.70%	0.69%	0.68%	0.69%	0.70%
0.70%	0.71%	0.70%	0.68%	0.71%	0.79%
3.73%	3.68%	4.06%	3.95%	4.36%	4.70%
3.72%	3.67%	4.05%	3.95%	4.34%	4.61%
87%	215%	215%	230%	202%	204%

Financial highlights

Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$6.290	$6.810	$6.280	$7.150	$6.380	$6.440

0.120	0.259	0.278	0.280	0.300	0.318
(0.158)	(0.216)	0.542	(0.427)	1.055	0.268

(0.038)	0.043	0.820	(0.147)	1.355	0.586

(0.122)	(0.268)	(0.290)	(0.287)	(0.319)	(0.329)
(0.010)	(0.295)	—	(0.436)	(0.266)	(0.317)

(0.132)	(0.563)	(0.290)	(0.723)	(0.585)	(0.646)

$6.120	$6.290	$6.810	$6.280	$7.150	$6.380

(0.60%)	0.53%	13.42%	(2.45%)	22.48%	9.74%

$208,991	$244,514	$277,041	$370,553	$402,639	$352,060
0.96%	0.98%	0.96%	0.95%	0.95%	0.95%
1.01%	1.02%	1.01%	1.04%	1.06%	1.12%
3.87%	3.89%	4.35%	4.13%	4.53%	5.07%
3.82%	3.85%	4.30%	4.04%	4.42%	4.90%
89%	185%	216%	217%	172%	147%

Financial highlights

Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$6.290	$6.810	$6.280	$7.150	$6.380	$6.430

0.097	0.208	0.230	0.230	0.251	0.272
(0.168)	(0.216)	0.542	(0.428)	1.055	0.277

(0.071)	(0.008)	0.772	(0.198)	1.306	0.549

(0.099)	(0.217)	(0.242)	(0.236)	(0.270)	(0.282)
(0.010)	(0.295)	—	(0.436)	(0.266)	(0.317)

(0.109)	(0.512)	(0.242)	(0.672)	(0.536)	(0.599)

$6.110	$6.290	$6.810	$6.280	$7.150	$6.380

(1.14%)	(0.22%)	12.59%	(3.17%)	21.57%	9.09%

$30,134	$33,323	$30,091	$47,326	$62,275	$24,532
1.71%	1.73%	1.71%	1.70%	1.70%	1.70%
1.76%	1.77%	1.75%	1.74%	1.76%	1.82%
3.12%	3.14%	3.60%	3.38%	3.78%	4.32%
3.07%	3.10%	3.56%	3.34%	3.72%	4.20%
89%	185%	216%	217%	172%	147%

Financial highlights

Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$6.300	$6.820	$6.290	$7.160	$6.390	$6.440

0.113	0.243	0.265	0.263	0.284	0.303
(0.159)	(0.217)	0.539	(0.426)	1.055	0.278

(0.046)	0.026	0.804	(0.163)	1.339	0.581

(0.114)	(0.251)	(0.274)	(0.271)	(0.303)	(0.314)
(0.010)	(0.295)	—	(0.436)	(0.266)	(0.317)

(0.124)	(0.546)	(0.274)	(0.707)	(0.569)	(0.631)

$6.130	$6.300	$6.820	$6.290	$7.160	$6.390

(0.73%)	0.29%	13.13%	(2.68%)	22.15%	9.63%

$24,105	$26,449	$34,545	$29,423	$20,080	$10,800
1.21%	1.23%	1.21%	1.20%	1.20%	1.20%
1.26%	1.27%	1.27%	1.34%	1.36%	1.42%
3.62%	3.64%	4.10%	3.88%	4.28%	4.82%
3.57%	3.60%	4.04%	3.74%	4.12%	4.60%
89%	185%	216%	217%	172%	147%

Financial highlights

Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$6.280	$6.800	$6.270	$7.140	$6.370	$6.430

0.128	0.274	0.295	0.297	0.317	0.332
(0.158)	(0.215)	0.541	(0.427)	1.055	0.269

(0.030)	0.059	0.836	(0.130)	1.372	0.601

(0.130)	(0.284)	(0.306)	(0.304)	(0.336)	(0.344)
(0.010)	(0.295)	—	(0.436)	(0.266)	(0.317)

(0.140)	(0.579)	(0.306)	(0.740)	(0.602)	(0.661)

$6.110	$6.280	$6.800	$6.270	$7.140	$6.370

(0.49%)	0.78%	13.72%	(2.21%)	22.82%	10.01%

$317,544	$342,209	$307,039	$304,299	$344,628	$124,076
0.71%	0.73%	0.71%	0.70%	0.70%	0.70%
0.76%	0.77%	0.75%	0.74%	0.76%	0.82%
4.12%	4.14%	4.60%	4.38%	4.78%	5.32%
4.07%	4.10%	4.56%	4.34%	4.72%	5.20%
89%	185%	216%	217%	172%	147%

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

January 31, 2016 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offer Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (July 31, 2012–July 31, 2015) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Funds may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 29, 2016, and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Jan. 31, 2016.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2016, each Fund earned the following amounts under this agreement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

$505	$237

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses ((excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) (collectively, nonroutine expenses)), do not exceed specified percentages of average daily net assets of each Fund from Aug. 1, 2015 through Jan. 31, 2016* as shown below. For purpose of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Operating expense limitation as a percentage of average daily net assets (per annum)	0.69%	0.71%

*The contractual waiver period is from Nov. 28, 2014, through Nov. 28, 2016.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Jan. 31, 2016, the Funds were charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

$32,014	$14,661

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2016, each Fund was charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

$140,597	$64,398

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25%,1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Jan. 31, 2016, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

$13,718	$6,171

For the six months ended Jan. 31, 2016, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

$8,014	$8,485

For the six months ended Jan. 31, 2016, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Class A	$126	$245
Class C	9,616	3,117

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Jan. 31, 2016, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Jan. 31, 2016, the Funds engaged in securities sales, which resulted in the following net realized gains (losses). There were no securities purchases for the six months ended Jan. 31, 2016.

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Sales	$92,071	$149,713
Net realized gain (loss)	441	(34,000)

3. Investments

For the six months ended Jan. 31, 2016, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Purchases other than U.S. government securities	$686,661,724	$320,907,972
Purchases of U.S. government securities	449,500,217	199,869,823
Sales other than U.S. government securities	1,074,883,497	392,955,334
Sales of U.S. government securities	365,620,696	175,407,918

At Jan. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Cost of Investments	$1,194,800,120	$589,087,618

Aggregate unrealized appreciation of investments	$15,992,512	$16,099,654
Aggregate unrealized depreciation of investments	(33,443,256)	(20,199,485)

Net unrealized depreciation of investments	$(17,450,744)	$(4,099,831)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Jan. 31, 2016:

	Delaware Corporate Bond Fund

Securities	Level 1	Level 2	Total
Corporate Debt	$—	$976,210,959	$976,210,959
Municipal Bonds	—	7,528,973	7,528,973
Senior Secured Loans	—	7,637,598	7,637,598
Preferred Stock[1]	15,287,797	24,500,160	39,787,957
U.S. Treasury Obligations	—	97,205,560	97,205,560
Short-Term Investments	—	48,978,329	48,978,329

Total Value of Securities	$15,287,797	$1,162,061,579	$1,177,349,376

Swap Contracts	$—	$(38,934)	$(38,934)

	Delaware Extended Duration Bond Fund

Securities	Level 1	Level 2	Total
Corporate Debt	$—	$482,626,121	$482,626,121
Municipal Bonds	—	18,494,667	18,494,667
Preferred Stock[1]	7,697,636	12,695,473	20,393,109
U.S. Treasury Obligations	—	33,473,175	33,473,175
Short-Term Investments	—	30,000,715	30,000,715

Total Value of Securities	$7,697,636	$577,290,151	$584,987,787

Futures Contracts	$1,040,630	$—	$1,040,630

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types for each Fund:

	Delaware Corporate Bond Fund

	Level 1	Level 2	Total
Preferred Stock	38.42%	61.58%	100.00%

	Delaware Extended Duration Bond Fund

	Level 1	Level 2	Total
Preferred Stock	37.75%	62.25%	100.00%

During the six months ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2016, there were no Level 3 investments.

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund

	Six months ended 1/31/16	Year ended 7/31/15	Six months ended 1/31/16	Year ended 7/31/15

Shares sold:
Class A	7,794,653	26,035,011	4,970,942	17,488,346
Class C	1,824,956	4,662,743	291,202	1,660,867
Class R	1,034,671	1,595,091	414,655	2,295,439
Institutional Class	22,168,248	99,203,167	7,974,248	25,635,558

Shares issued upon reinvestment of dividends and distributions:
Class A	1,241,348	3,512,859	748,131	3,227,370
Class B	—	673	—	325
Class C	428,295	1,216,121	83,806	344,116
Class R	86,037	227,045	81,613	401,068
Institutional Class	1,781,243	4,014,914	1,170,217	4,238,471

	36,359,451	140,467,624	15,734,814	55,291,560

Shares redeemed:
Class A	(15,187,452)	(37,484,235)	(10,426,719)	(22,527,480)
Class B	—	(113,170)	—	(44,229)
Class C	(4,564,431)	(7,053,497)	(746,599)	(1,125,630)
Class R	(1,078,544)	(2,739,467)	(759,806)	(3,563,558)
Institutional Class	(60,816,971)	(38,397,802)	(11,640,329)	(20,537,978)

	(81,647,398)	(85,788,171)	(23,573,453)	(47,798,875)

Net increase (decrease)	(45,287,947)	54,679,453	(7,838,639)	7,492,685

Effective Sept. 25, 2014, all remaining shares of Class B converted to Class A shares. For the year ended July 31, 2015, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above, and the “Statements of changes in net assets.”

	Year ended 7/31/15
	Class B Shares	Class A Shares	Value

Delaware Corporate Bond Fund	19,995	19,967	$120,802
Delaware Extended Duration Bond Fund	9,053	9,042	61,397

Certain shareholders may exchange shares of one class for another class in the same Fund. For the six months ended Jan. 31, 2016 and the year ended July 31, 2015, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page, and the “Statements of changes in net assets.”

	Six months ended 1/31/16
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Value	Class A Shares	Institutional Class Shares	Value
Delaware Corporate Bond Fund	6,046	6,326	—	$70,246	3,327	9,069	$70,246
Delaware Extended Duration Bond Fund	—	—	2,721	16,769	2,718	—	16,769

	Year ended 7/31/15
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Value	Class A Shares	Institutional Class Shares	Value
Delaware Corporate Bond Fund	0.29	22,550	87,791	$661,383	87,791	22,581	$661,383
Delaware Extended Duration Bond Fund	2,769	—	4,348	46,534	4,348	2,781	46,534

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Funds had no amounts outstanding as of Jan. 31, 2016, or at any time during the period then ended.

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at Jan. 31, 2016.

During the six months ended Jan. 31, 2016, Delaware Extended Duration Bond Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at Jan. 31, 2016 for Delaware Corporate Bond Fund. At Jan. 31, 2016, Delaware Extended Duration Bond Fund posted $657,000 cash collateral as margin for futures contracts, which is presented on the “Statements of assets and liabilities” as “Cash collateral due from broker.”

During the six months ended Jan. 31, 2016, the Funds used futures contracts to hedge the Funds’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts – Each Fund may enter into CDS contracts in the normal course of pursuing its investment objective. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Funds will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2016, the Funds entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended Jan. 31, 2016, the Funds did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Funds had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Derivatives (continued)

buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2016, the Funds used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.” No swap contracts were outstanding at Jan. 31, 2016 for Delaware Extended Duration Bond Fund.

At Jan. 31, 2016, Delaware Corporate Bond Fund received securities collateral comprised of U.S. treasury obligations valued at $113,000 for open swap contracts.

Fair values of derivative instruments as of Jan. 31, 2016 were as follows:

Delaware Corporate Bond Fund
Statements of Assets and Liabilities Location	Liability Derivatives Fair Value Credit Contracts
Unrealized depreciation on swap contracts	$(38,934)

Delaware Extended Duration Bond Fund
Statements of Assets and Liabilities Location	Asset Derivatives Fair Value Interest rate Contracts
Variation margin due from broker on futures contracts*	$1,040,630

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through Jan. 31, 2016. Only current day variation margin is reported on the Funds’ “Statements of assets and liabilities.”

The effect of derivative instruments on the “Statements of operations” for the six months ended Jan. 31, 2016 was as follows:

	Delaware Corporate Bond Fund
	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(1,293,072)	$ —	$(1,293,072)
Credit contracts		(823)	(823)

Total	$(1,293,072)	$(823)	$(1,293,895)

	Delaware Corporate Bond Fund
	Net Change in Unrealized Appreciation (Depreciation) of:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$487,426	$ —	$487,426
Credit contracts	—	(40,736)	(40,736)

Total	$487,426	$(40,736)	$446,690

	Delaware Extended Duration Bond Fund
	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$15,212	$—	$—	$15,212
Interest rate contracts	—	1,289,308	—	1,289,308
Credit contracts	—	—	252,540	252,540

Total	$15,212	$1,289,308	$252,540	$1,557,060

	Delaware Extended Duration Bond Fund
	Net Change in Unrealized Appreciation (Depreciation) of:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(41,584)	$—	$(41,584)
Credit contracts	—	19,573	19,573

Total	$(41,584)	$19,573	$(22,011)

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Derivatives (continued)

Derivatives generally. The table below summarizes the average balance of derivative holdings by the Funds during the six months ended Jan. 31, 2016:

		Long Derivative Volume

		Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund

Futures contracts (average notional value)	USD	7,742,421	USD	96,194,730
CDS contracts (average notional value)*	EUR	—	EUR	5,687,360
	USD	330,400	USD	—

		Short Derivative Volume

		Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
Futures contracts (average notional value)	USD	3,095,285	USD	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At Jan. 31, 2016, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Corporate Bond Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position

Morgan Stanley Capital	$—	$(38,934)	$(38,934)

	Delaware Corporate Bond Fund
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Morgan Stanley Capital	$(38,934)	$—	$—	$—	$—	$(38,934)

Master Repurchase Agreements

	Delaware Corporate Bond Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$3,307,259	$(3,307,259)	$—	$(3,307,259)	$—
Bank of Montreal	3,307,259	(3,307,259)	—	(3,307,259)	—
BNP Paribas	5,418,482	(5,418,482)	—	(5,418,482)	—

Total	$12,033,000	$(12,033,000)	$—	$(12,033,000)	$—

(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Securities Lending (continued)

reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount a Fund would be required to return to the borrowers of the securities and that Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2016, the Funds had no securities on loan.

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

9. Credit and Market Risk (continued)

Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedules of investments.” When monitoring compliance with the Funds’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of these Funds will be considered.

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

12. General Motors Corporation Term Loan Litigation

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Funds in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Funds of certain amounts received by the Funds because a U.S. Court of Appeals has ruled that the Funds and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Funds received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Funds should not have received payment in full. Based upon currently available information related to the litigation and the Funds’ potential exposure, the Funds recorded a liability and an asset based on the expected recoveries to unsecured creditors as of Jan. 31, 2016 that resulted in a decrease in the Funds’ NAV to reflect this likely recovery as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Asset	$ 438,287	$166,247
Liability	1,460,956	554,156

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund investment management agreements

At a meeting held on Aug. 18–20, 2015 (the “Annual Meeting”), the Board of Trustees (collectively referred to here as the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2015 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. They also engaged a consultant to assist them in analyzing portions of the data presented and received. The Independent Trustees reviewed and discussed with the consultant two reports prepared by the consultant with respect to such data. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain funds;

and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2015. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe.

Delaware Corporate Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Extended Duration Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was very satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board considered fees

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund investment management agreements (continued)

paid to DMC for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware Corporate Bond Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2016 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Extended Duration Bond Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through Nov. 28, 2016 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee, than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that Delaware Corporate Bond Fund’s assets exceeded the second breakpoint level and that Delaware Extended Duration Bond Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement for each Fund provides a sharing of benefits with the Fund and its shareholders.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Chief Executive Officer
Delaware Investments ®	Private Wealth Management	Philadelphia, PA	Banco Itaú
Family of Funds	J.P. Morgan Chase & Co.		International
Philadelphia, PA	New York, NY	Lucinda S. Landreth	Miami, FL
Former Chief Investment
Thomas L. Bennett	Joseph W. Chow	Officer	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Former Vice Chairman
Delaware Investments	President	New York, NY	PNC Financial Services Group
Family of Funds	State Street Corporation		Pittsburgh, PA
Private Investor	Boston, MA
Rosemont, PA			Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual fund

Delaware High-Yield Opportunities Fund

January 31, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information

●	Obtain share prices

●	Check your account balance and recent transactions

●	Request statements or literature

●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from August 1, 2015 to January 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2015 to Jan. 31, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses For the six-month period from August 1, 2015 to January 31, 2016 (Unaudited)

Delaware High-Yield Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Annualized Expense Ratio	Expenses Paid During Period 8/1/15 to 1/31/16*
Actual Fund return†
Class A	$1,000.00	$911.30	1.07%	$5.14
Class C	1,000.00	908.20	1.82%	8.73
Class R	1,000.00	908.20	1.32%	6.33
Institutional Class	1,000.00	912.50	0.82%	3.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.76	1.07%	$5.43
Class C	1,000.00	1,015.99	1.82%	9.22
Class R	1,000.00	1,018.50	1.32%	6.70
Institutional Class	1,000.00	1,021.01	0.82%	4.17

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation
Delaware High-Yield Opportunities Fund	As of January 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Convertible Bond	0.17%

Corporate Bonds	87.44%
Automotive	1.14%
Banking	6.73%
Basic Industry	7.73%
Capital Goods	4.95%
Consumer Cyclical	6.95%
Consumer Non-Cyclical	6.67%
Energy	2.91%
Financial Services	3.59%
Healthcare	10.57%
Insurance	1.81%
Media	10.71%
Services	7.02%
Technology & Electronics	6.30%
Telecommunications	7.82%
Utilities	2.54%

Senior Secured Loans	6.87%

Common Stock	0.00%

Preferred Stock	2.24%

Short-Term Investments	3.54%

Total Value of Securities	100.26%

Liabilities Net of Receivables and Other Assets	(0.26%)

Total Net Assets	100.00%

3

Schedule of investments
Delaware High-Yield Opportunities Fund	January 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Convertible Bond – 0.17%

Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #@	588,000	$579,180

Total Convertible Bond (cost $604,304)		579,180

Corporate Bonds – 87.44%

Automotive – 1.14%
Goodyear Tire & Rubber 5.125% 11/15/23	1,705,000	1,751,887
Group 1 Automotive 144A 5.25% 12/15/23 #	1,230,000	1,162,350
Meritor 6.75% 6/15/21	1,135,000	998,800

		3,913,037

Banking – 6.73%
Credit Agricole 144A 8.125% 12/29/49 #•	1,005,000	1,006,560
Credit Suisse Group 144A 7.50% 12/11/49 #•	2,610,000	2,685,468
ING Groep 6.50% 12/31/45 •	1,305,000	1,270,744
JPMorgan Chase 6.75% 8/29/49 •	4,965,000	5,380,819
Lloyds Banking Group 7.50% 4/30/49 •	2,660,000	2,759,750
Popular 7.00% 7/1/19	2,238,000	2,092,530
Royal Bank of Scotland Group 8.00% 12/29/49 •	2,760,000	2,839,350
Santander Issuances 5.179% 11/19/25	1,000,000	947,921
Societe Generale 144A 8.00% 9/29/49 #•	1,125,000	1,114,315
US Bancorp 5.125% 12/29/49 •	2,920,000	2,945,842

		23,043,299

Basic Industry – 7.73%
AK Steel 7.625% 5/15/20	1,277,000	491,645
ArcelorMittal 6.50% 3/1/21	1,220,000	997,350
Ball
4.375% 12/15/20	700,000	726,471
5.25% 7/1/25	1,865,000	1,923,281
Berry Plastics 144A 6.00% 10/15/22 #	1,430,000	1,465,750
BHP Billiton Finance USA 144A 6.25% 10/19/75 #•	610,000	582,550
Builders FirstSource
144A 7.625% 6/1/21 #	1,936,000	2,027,960
144A 10.75% 8/15/23 #	1,835,000	1,727,194
Building Materials Corp of America 144A
6.00% 10/15/25 #	695,000	712,375
Cemex 144A 7.25% 1/15/21 #	1,860,000	1,773,510
Chemours
144A 6.625% 5/15/23 #	665,000	410,637
144A 7.00% 5/15/25 #	500,000	306,250
CPG Merger Sub 144A 8.00% 10/1/21 #@	2,115,000	2,040,975
Joseph T Ryerson & Son 11.25% 10/15/18 @	712,000	477,040
Kissner Milling 144A 7.25% 6/1/19 #@	910,000	809,900

4

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
NCI Building Systems 144A 8.25% 1/15/23 #	1,445,000	$1,510,025
New Gold
144A 6.25% 11/15/22 #	615,000	462,787
144A 7.00% 4/15/20 #	770,000	646,800
NOVA Chemicals 144A 5.00% 5/1/25 #	1,430,000	1,344,200
Rayonier AM Products 144A 5.50% 6/1/24 #	1,680,000	1,274,700
Steel Dynamics 5.50% 10/1/24	1,815,000	1,642,575
Summit Materials 6.125% 7/15/23	2,110,000	2,046,700
TPC Group 144A 8.75% 12/15/20 #	1,590,000	1,065,300

		26,465,975

Capital Goods – 4.95%
Ardagh Packaging Finance 144A 6.00% 6/30/21 #	1,665,000	1,510,987
BWAY Holding 144A 9.125% 8/15/21 #	2,157,000	1,790,310
Gardner Denver 144A 6.875% 8/15/21 #	2,535,000	1,875,900
Huntington Ingalls Industries 144A 5.00% 12/15/21 #	465,000	481,856
KLX 144A 5.875% 12/1/22 #	1,295,000	1,217,171
Orbital ATK 144A 5.50% 10/1/23 #	840,000	856,800
Plastipak Holdings 144A 6.50% 10/1/21 #	1,795,000	1,727,687
Reynolds Group Issuer
6.875% 2/15/21	1,200,000	1,245,000
8.25% 2/15/21	1,280,000	1,200,000
Signode Industrial Group 144A 6.375% 5/1/22 #	1,805,000	1,507,175
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	1,810,000	1,764,750
TransDigm
6.00% 7/15/22	530,000	522,050
6.50% 7/15/24	765,000	751,613
144A 6.50% 5/15/25 #	515,000	496,975

		16,948,274

Consumer Cyclical – 6.95%
American Builders & Contractors Supply 144A
5.75% 12/15/23 #	1,055,000	1,078,737
American Tire Distributors 144A 10.25% 3/1/22 #	1,650,000	1,377,750
Aramark Services 144A 5.125% 1/15/24 #	1,590,000	1,645,650
Beacon Roofing Supply 144A 6.375% 10/1/23 #	825,000	854,906
Boyd Gaming 6.875% 5/15/23	1,655,000	1,688,100
L Brands 144A 6.875% 11/1/35 #	2,090,000	2,168,375
LKQ 4.75% 5/15/23	835,000	791,163
M/I Homes 144A 6.75% 1/15/21 #	1,450,000	1,413,750
Mohegan Tribal Gaming Authority
144A 9.75% 9/1/21 #	1,135,000	1,120,813
9.75% 9/1/21	755,000	745,563
Rite Aid 144A 6.125% 4/1/23 #	1,905,000	2,016,919

5

Schedule of investments Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Sabre GLBL 144A 5.25% 11/15/23 #	1,790,000	$1,781,050
Sally Holdings 5.625% 12/1/25	1,895,000	1,966,063
Scotts Miracle-Gro 144A 6.00% 10/15/23 #	1,748,000	1,835,400
Tempur Sealy International 144A 5.625% 10/15/23 #	1,925,000	1,973,125
Wynn Las Vegas 144A 5.50% 3/1/25 #	1,510,000	1,329,744

		23,787,108

Consumer Non-Cyclical – 6.67%
Amsurg 5.625% 7/15/22	1,315,000	1,324,863
Ashtead Capital 144A 6.50% 7/15/22 #	985,000	1,009,625
Avis Budget Car Rental 144A 5.25% 3/15/25 #	2,135,000	1,940,181
Constellation Brands
4.25% 5/1/23	275,000	282,219
4.75% 11/15/24	525,000	549,281
4.75% 12/1/25	545,000	564,075
Cott Beverages
5.375% 7/1/22	790,000	768,275
6.75% 1/1/20	745,000	769,213
Dean Foods 144A 6.50% 3/15/23 #	610,000	629,825
ExamWorks Group 5.625% 4/15/23	2,165,000	2,183,673
JBS USA 144A 5.75% 6/15/25 #	3,480,000	2,697,000
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	1,705,000	1,474,825
Post Holdings
7.375% 2/15/22	1,330,000	1,406,475
144A 7.75% 3/15/24 #	1,135,000	1,211,613
Prestige Brands 144A 5.375% 12/15/21 #	1,861,000	1,823,780
Spectrum Brands
144A 5.75% 7/15/25 #	950,000	978,500
144A 6.125% 12/15/24 #	985,000	1,029,325
SUPERVALU 7.75% 11/15/22	1,730,000	1,479,150
Valeant Pharmaceuticals International 144A
5.375% 3/15/20 #	750,000	711,094

		22,832,992

Energy – 2.91%
AmeriGas Finance 7.00% 5/20/22	1,325,000	1,305,125
Calumet Specialty Products Partners 7.625% 1/15/22	2,050,000	1,506,750
Genesis Energy
5.75% 2/15/21	855,000	688,275
6.00% 5/15/23	1,205,000	921,825
MPLX 144A 4.875% 12/1/24 #	592,000	462,824
Murphy Oil USA 6.00% 8/15/23	1,695,000	1,774,665
NuStar Logistics 6.75% 2/1/21	1,630,000	1,475,150
Rose Rock Midstream 5.625% 11/15/23 @	615,000	335,175

6

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Targa Resources Partners 144A 6.75% 3/15/24 #	1,815,000	$1,501,913

		9,971,702

Financial Services – 3.59%
Ally Financial 5.75% 11/20/25	2,370,000	2,370,000
Communications Sales & Leasing
144A 6.00% 4/15/23 #	660,000	631,950
8.25% 10/15/23	855,000	758,813
Crown Castle International 4.45% 2/15/26	1,655,000	1,668,490
International Lease Finance 5.875% 8/15/22	1,680,000	1,743,000
Iron Mountain
144A 6.00% 10/1/20 #	1,775,000	1,894,813
6.00% 8/15/23	770,000	803,687
James Hardie International Finance 144A
5.875% 2/15/23 #	2,365,000	2,400,475

		12,271,228

Healthcare – 10.57%
Centene Escrow
144A 5.625% 2/15/21 #	795,000	810,900
144A 6.125% 2/15/24 #	480,000	494,400
Community Health Systems 6.875% 2/1/22	2,990,000	2,720,900
DaVita HealthCare Partners 5.00% 5/1/25	3,710,000	3,658,987
HCA
5.375% 2/1/25	2,565,000	2,597,063
5.875% 2/15/26	1,020,000	1,042,950
HealthSouth
5.75% 11/1/24	1,155,000	1,145,864
144A 5.75% 11/1/24 #	1,095,000	1,086,338
144A 5.75% 9/15/25 #	875,000	852,950
Hill-Rom Holdings 144A 5.75% 9/1/23 #	1,730,000	1,771,087
IASIS Healthcare 8.375% 5/15/19	3,028,000	2,853,890
Immucor 11.125% 8/15/19	2,975,000	2,446,937
Kinetic Concepts 12.50% 11/1/19	1,930,000	1,732,175
LifePoint Health 5.875% 12/1/23	2,650,000	2,756,000
Mallinckrodt International Finance
4.75% 4/15/23	250,000	218,125
144A 5.625% 10/15/23 #	1,115,000	1,050,887
MEDNAX 144A 5.25% 12/1/23 #	1,905,000	1,957,387
MPH Acquisition Holdings 144A 6.625% 4/1/22 #	1,415,000	1,420,306
Sterigenics-Nordion Holdings 144A 6.50% 5/15/23 #	1,700,000	1,629,875
Tenet Healthcare
6.75% 6/15/23	480,000	446,400
8.125% 4/1/22	1,855,000	1,868,913

7

Schedule of investments Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Healthcare (continued)
Valeant Pharmaceuticals International
144A 5.875% 5/15/23 #	430,000	$387,000
144A 6.125% 4/15/25 #	1,365,000	1,230,206

		36,179,540

Insurance – 1.81%
HUB International
144A 7.875% 10/1/21 #	2,745,000	2,415,600
144A 9.25% 2/15/21 #	510,000	522,750
USI 144A 7.75% 1/15/21 #	1,985,000	1,788,981
XLIT 6.50% 12/29/49 •	1,997,000	1,453,816

		6,181,147

Media – 10.71%
Altice Luxembourg 144A 7.75% 5/15/22 #	1,190,000	1,115,625
Altice US Finance 144A 7.75% 7/15/25 #	685,000	616,500
CCO Holdings
144A 5.375% 5/1/25 #	1,005,000	997,463
144A 5.875% 5/1/27 #	1,175,000	1,160,313
CCOH Safari 144A 5.75% 2/15/26 #	1,620,000	1,614,929
Columbus International 144A 7.375% 3/30/21 #	1,035,000	1,041,469
CSC Holdings 5.25% 6/1/24	1,860,000	1,646,100
DISH DBS 5.875% 11/15/24	1,460,000	1,304,875
Equinix 5.875% 1/15/26	1,770,000	1,836,375
Gray Television 7.50% 10/1/20	3,090,000	3,198,150
Lamar Media 144A 5.75% 2/1/26 #	1,220,000	1,259,650
Midcontinent Communications & Midcontinent Finance 144A 6.875% 8/15/23 #	1,130,000	1,146,950
Neptune Finco
144A 6.625% 10/15/25 #	1,005,000	1,045,200
144A 10.125% 1/15/23 #	500,000	530,000
144A 10.875% 10/15/25 #	425,000	450,500
Nielsen Finance 144A 5.00% 4/15/22 #	1,750,000	1,771,875
Numericable-SFR 144A 6.00% 5/15/22 #	1,930,000	1,910,700
RCN Telecom Services 144A 8.50% 8/15/20 #	1,650,000	1,664,437
Sinclair Television Group 144A 5.625% 8/1/24 #	2,455,000	2,396,694
Sirius XM Radio 144A 5.375% 4/15/25 #	2,075,000	2,090,563
Tribune Media 144A 5.875% 7/15/22 #	1,850,000	1,850,000
Univision Communications 144A 8.50% 5/15/21 #	1,780,000	1,773,325
VTR Finance 144A 6.875% 1/15/24 #	2,460,000	2,300,100
WideOpenWest Finance 10.25% 7/15/19	2,055,000	1,941,975

		36,663,768

8

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Services – 7.02%
Air Medical Merger Sub 144A 6.375% 5/15/23 #	2,070,000	$1,831,950
BlueLine Rental Finance 144A 7.00% 2/1/19 #	1,460,000	1,153,400
ESH Hospitality 144A 5.25% 5/1/25 #	2,750,000	2,662,330
GEO Group 5.875% 10/15/24	1,945,000	1,881,787
GFL Escrow 144A 9.875% 2/1/21 #	1,190,000	1,203,387
Mattamy Group 144A 6.50% 11/15/20 #	2,240,000	2,049,600
MGM Resorts International 6.00% 3/15/23	2,725,000	2,723,297
OPE KAG Finance Sub 144A 7.875% 7/31/23 #	1,330,000	1,303,400
Pinnacle Entertainment
6.375% 8/1/21	800,000	852,000
7.75% 4/1/22	880,000	963,600
Pinnacle Foods Finance 144A 5.875% 1/15/24 #	1,225,000	1,270,937
Service International 5.375% 5/15/24	1,465,000	1,556,563
Team Health 144A 7.25% 12/15/23 #	1,190,000	1,246,525
United Rentals North America
5.50% 7/15/25	1,605,000	1,438,481
5.75% 11/15/24	1,475,000	1,368,063
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #T	1,035,000	504,563

		24,009,883

Technology & Electronics – 6.30%
CDW 5.50% 12/1/24	1,075,000	1,121,354
CommScope 144A 5.50% 6/15/24 #	2,005,000	1,937,331
CommScope Technologies Finance 144A 6.00% 6/15/25 #	835,000	814,125
Emdeon 144A 6.00% 2/15/21 #	1,595,000	1,487,337
Entegris 144A 6.00% 4/1/22 #	1,610,000	1,640,187
First Data 144A 7.00% 12/1/23 #	5,495,000	5,549,950
Infor US
144A 5.75% 8/15/20 #	285,000	287,850
144A 6.50% 5/15/22 #	2,005,000	1,754,375
Micron Technology
144A 5.25% 1/15/24 #	845,000	688,675
144A 5.625% 1/15/26 #	255,000	198,263
Microsemi 144A 9.125% 4/15/23 #	1,675,000	1,771,313
NXP Funding 144A 5.75% 3/15/23 #	2,650,000	2,711,268
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	1,545,000	1,579,763

		21,541,791

Telecommunications – 7.82%
CenturyLink 6.75% 12/1/23	2,235,000	2,123,250
Cogent Communications Finance 144A
5.625% 4/15/21 #@	1,470,000	1,403,850
Cogent Communications Group 144A 5.375% 3/1/22 #	705,000	687,375

9

Schedule of investments Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
Digicel 144A 6.75% 3/1/23 #	1,080,000	$934,200
Digicel Group 144A 8.25% 9/30/20 #	1,925,000	1,566,709
Frontier Communications
144A 10.50% 9/15/22 #	850,000	829,813
144A 11.00% 9/15/25 #	1,820,000	1,760,850
Intelsat Jackson Holdings
5.50% 8/1/23	735,000	589,837
7.25% 4/1/19	450,000	410,625
Level 3 Financing
144A 5.375% 1/15/24 #	2,160,000	2,187,000
5.375% 5/1/25	1,270,000	1,282,700
Sable International Finance 144A 6.875% 8/1/22 #	955,000	892,925
Sprint
7.125% 6/15/24	1,425,000	969,000
7.25% 9/15/21	2,080,000	1,508,000
7.875% 9/15/23	640,000	459,200
Sprint Communications 144A 7.00% 3/1/20 #	370,000	357,050
T-Mobile USA
6.00% 3/1/23	575,000	581,037
6.375% 3/1/25	845,000	850,281
6.50% 1/15/26	545,000	547,725
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	1,995,000	1,980,037
Wind Acquisition Finance 144A 7.375% 4/23/21 #	1,725,000	1,648,445
Zayo Group 6.00% 4/1/23	3,245,000	3,188,213

		26,758,122

Utilities – 2.54%
AES 5.50% 4/15/25	1,820,000	1,642,550
AES Gener 144A 8.375% 12/18/73 #@•	217,000	213,203
Calpine
5.375% 1/15/23	1,740,000	1,592,100
5.50% 2/1/24	1,220,000	1,073,600
DPL 6.75% 10/1/19	1,060,000	1,075,900
Dynegy
5.875% 6/1/23	1,220,000	994,300
7.375% 11/1/22	550,000	489,500
7.625% 11/1/24	440,000	389,400
Enel 144A 8.75% 9/24/73 #•	1,108,000	1,221,570

		8,692,123

Total Corporate Bonds (cost $317,244,942)		299,259,989

Senior Secured Loans – 6.87%«

Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	1,216,580	1,012,803

10

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Albertson’s Tranche B4 1st Lien 5.50% 8/25/21	1,924,657	$1,887,366
Applied Systems 2nd Lien 7.50% 1/23/22 @	2,114,218	1,971,508
Atkore International 2nd Lien 7.75% 10/9/21	982,000	872,343
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 11/13/22	1,865,000	1,837,803
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20 @	1,904,000	1,604,120
Blue Ribbon 1st Lien 5.50% 11/13/21	1,055,000	1,052,802
Blue Ribbon 2nd Lien 9.25% 11/13/22	380,000	370,816
Flint Group 2nd Lien 8.25% 9/7/22 @	1,985,000	1,870,863
FMG Resources August 2006 Pty (Fortescue Resources) 1st Lien 4.25% 6/30/19	1,181,015	825,234
Hertz Tranche B2 1st Lien 3.00% 3/11/18	354,090	350,549
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	930,000	929,535
J.C. Penney 1st Lien 6.00% 5/22/18	1,999,745	1,956,938
KIK Custom Products 1st Lien 6.00% 8/26/22 @	917,700	883,860
MacDermid Tranche B 1st Lien 5.50% 6/7/20	857,850	799,767
Marina District Finance Tranche B 1st Lien 6.50% 8/15/18	1,475,414	1,478,487
Mauser Holding Sarl 2nd Lien 8.75% 7/31/22 @	1,155,000	1,039,500
Microsemi Tranche B 1st Lien 5.25% 12/17/22	260,000	258,483
Pet Acquisition Merger Sub (Petco) Tranche B1 1st Lien 5.75% 1/15/23 @	1,720,000	1,687,272
Rite Aid 2nd Lien 5.75% 8/21/20	831,000	833,077

Total Senior Secured Loans (cost $24,820,853)		23,523,126

	Number of Shares

Common Stock – 0.00%

Century Communications =†	4,250,000	0

Total Common Stock (cost $128,662)		0

Preferred Stock – 2.24%

Bank of America 6.50% •	2,775,000	2,902,456
GMAC Capital Trust I 8.125% •	73,000	1,857,850
Morgan Stanley 5.55% •	2,940,000	2,912,437

Total Preferred Stock (cost $7,629,063)		7,672,743

11

Schedule of investments Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 3.54%

Repurchase Agreements – 3.54%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to be repurchased on 2/1/16, repurchase price $3,332,343 (collateralized by U.S. government obligations 3.125% 11/15/41; market value $3,398,918)	3,332,271	$3,332,271
Bank of Montreal
0.30%, dated 1/29/16, to be repurchased on 2/1/16, repurchase price $3,332,354 (collateralized by U.S. government obligations 0.75%–8.75% 6/30/17–11/15/43; market value $3,398,917)	3,332,270	3,332,270
BNP Paribas
0.31%, dated 1/29/16, to be repurchased on 2/1/16, repurchase price $5,459,600 (collateralized by U.S. government obligations 0.000%–6.875% 5/15/16–11/15/43; market value $5,568,648)	5,459,459	5,459,459

Total Short-Term Investments (cost $12,124,000)		12,124,000

Total Value of Securities – 100.26% (cost $362,551,824)		$343,159,038

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2016, the aggregate value of Rule 144A securities was $170,416,875, which represents 49.79% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Jan. 31, 2016, the aggregate value of illiquid securities was $14,916,446, which represents 4.36% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

T	100% of the income received was in the form of cash.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Jan. 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

●	Variable rate security. The rate shown is the rate as of Jan. 31, 2016. Interest rates reset periodically.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2016.

PIK – Payment-in-kind

See accompanying notes, which are an integral part of the financial statements.

12

Statement of assets and liabilities Delaware High-Yield Opportunities Fund	January 31, 2016 (Unaudited)

Assets:
Investments, at value[1]	$331,035,038
Short-term investments, at value[2]	12,124,000
Cash	862,982
Interest receivable	5,864,380
Receivable for securities sold	4,933,367
Receivable for fund shares sold	243,918
Other assets[3]	786,990

Total assets	355,850,675

Liabilities:
Payable for securities purchased	9,173,604
Payable for fund shares redeemed	816,367
Income distribution payable	485,588
Other accrued expenses	208,316
Investment management fees payable	176,984
Distribution fees payable to affiliates	84,448
Other affiliates payable	22,466
Trustees’ fees and expenses payable	1,265
Bond proceeds payable[3]	2,623,299

Total liabilities	13,592,337

Total Net Assets	$342,258,338

Net Assets Consist of:
Paid-in capital	$442,975,033
Distributions in excess of net investment income	(705,775)
Accumulated net realized loss on investments	(80,618,134)
Net unrealized depreciation of investments	(19,392,786)

Total Net Assets	$342,258,338

13

Statement of assets and liabilities Delaware High-Yield Opportunities Fund

Net Asset Value
Class A:
Net assets	$179,650,782
Shares of beneficial interest outstanding, unlimited authorization, no par	51,456,468
Net asset value per share	$3.49
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$3.65

Class C:
Net assets	$48,013,796
Shares of beneficial interest outstanding, unlimited authorization, no par	13,734,553
Net asset value per share	$3.50

Class R:
Net assets	$8,842,640
Shares of beneficial interest outstanding, unlimited authorization, no par	2,524,718
Net asset value per share	$3.50

Institutional Class:
Net assets	$105,751,120
Shares of beneficial interest outstanding, unlimited authorization, no par	30,296,029
Net asset value per share	$3.49

[1] Investments, at cost	$350,427,824
[2] Short-term investments, at cost	12,124,000
[3] See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

14

Statement of operations Delaware High-Yield Opportunities Fund	Six months ended January 31, 2016 (Unaudited)

Investment Income:
Interest	$14,554,407
Dividends	160,465

14,714,872

Expenses:
Management fees	1,322,212
Distribution expenses – Class A	261,249
Distribution expenses – Class C	287,047
Distribution expenses – Class R	27,458
Dividend disbursing and transfer agent fees and expenses	276,612
Reports and statements to shareholders	83,012
Accounting and administration expenses	66,090
Registration fees	44,156
Audit and tax fees	24,411
Legal fees	22,946
Custodian fees	11,362
Trustees’ fees and expenses	9,880
Other	17,094

2,453,529
Less expenses waived	(203,237)
Less expense paid indirectly	(287)

Total operating expenses	2,250,005

Net Investment Income	12,464,867

Net Realized and Unrealized Loss:
Net realized loss on investments	(46,995,940)

Net change in unrealized appreciation (depreciation) of:
Investments	(3,883,003)
Foreign currencies	(6)

Net change in unrealized appreciation (depreciation)	(3,883,009)

Net Realized and Unrealized Loss	(50,878,949)

Net Decrease in Net Assets Resulting from Operations	$(38,414,082)

See accompanying notes, which are an integral part of the financial statements.

15

Statements of changes in net assets Delaware High-Yield Opportunities Fund

	Six months ended 1/31/16 (Unaudited)	Year ended 7/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,464,867	$34,258,936
Net realized loss	(46,995,940)	(20,512,248)
Net change in unrealized appreciation (depreciation)	(3,883,009)	(33,838,612)

Net decrease in net assets resulting from operations	(38,414,082)	(20,091,924)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,419,507)	(16,005,474)
Class B	—	(11,663)
Class C	(1,540,807)	(3,877,437)
Class R	(321,432)	(796,438)
Institutional Class	(4,117,211)	(13,398,301)

Net realized gain:
Class A	—	(4,128,685)
Class C	—	(1,125,756)
Class R	—	(200,283)
Institutional Class	—	(3,279,926)

	(12,398,957)	(42,823,963)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,881,582	48,226,707
Class C	2,637,319	5,087,511
Class R	1,104,332	4,147,100
Institutional Class	15,286,752	72,465,025

16

	Six months ended 1/31/16 (Unaudited)	Year ended 7/31/15

Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	$5,644,540	$17,820,100
Class B	—	10,535
Class C	1,407,945	4,526,942
Class R	318,507	997,863
Institutional Class	3,991,787	15,999,960

	36,272,764	169,281,743

Cost of shares redeemed:
Class A	(43,992,561)	(125,187,789)
Class B	—	(1,327,550)
Class C	(15,219,198)	(24,223,790)
Class R	(4,241,926)	(7,228,870)
Institutional Class	(44,492,835)	(150,755,771)

	(107,946,520)	(308,723,770)

Decrease in net assets derived from capital share transactions	(71,673,756)	(139,442,027)

Net Decrease in Net Assets	(122,486,795)	(202,357,914)

Net Assets:
Beginning of period	464,745,133	667,103,047

End of period	$342,258,338	$464,745,133

Distributions in excess of net investment income	$(705,775)	$(771,685)

See accompanying notes, which are an integral part of the financial statements.

17

Financial highlights Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$3.950	$4.380	$4.270	$4.110	$4.200	$3.980

0.115	0.238	0.238	0.271	0.308	0.315
(0.461)	(0.373)	0.121	0.173	(0.090)	0.231
(0.346)	(0.135)	0.359	0.444	0.218	0.546

(0.114)	(0.237)	(0.249)	(0.284)	(0.308)	(0.326)
—	(0.058)	—	—	—	—

(0.114)	(0.295)	(0.249)	(0.284)	(0.308)	(0.326)

$3.490	$3.950	$4.380	$4.270	$4.110	$4.200

(8.87% )	(3.15% )	8.59%	11.02%	5.73%	14.11%

$179,651	$238,290	$327,088	$328,534	$311,859	$306,304
1.07%	1.07%	1.07%	1.11%	1.11%	1.11%
1.17%	1.14%	1.12%	1.16%	1.18%	1.20%
6.15%	5.78%	5.46%	6.33%	7.71%	7.60%
6.05%	5.71%	5.41%	6.28%	7.64%	7.51%
52%	86%	105%	88%	61%	115%

19

Financial highlights Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$3.960	$4.390	$4.280	$4.120	$4.200	$3.990

0.101	0.207	0.206	0.241	0.280	0.287
(0.461)	(0.373)	0.121	0.173	(0.080)	0.221
(0.360)	(0.166)	0.327	0.414	0.200	0.508

(0.100)	(0.206)	(0.217)	(0.254)	(0.280)	(0.298)
—	(0.058)	—	—	—	—

(0.100)	(0.264)	(0.217)	(0.254)	(0.280)	(0.298)

$3.500	$3.960	$4.390	$4.280	$4.120	$4.200

(9.18% )	(3.85% )	7.79%	10.23%	5.24%	13.04%

$48,014	$66,354	$89,127	$85,574	$65,771	$53,151
1.82%	1.82%	1.81%	1.81%	1.81%	1.81%
1.92%	1.89%	1.86%	1.86%	1.88%	1.90%
5.40%	5.03%	4.72%	5.63%	7.01%	6.90%
5.30%	4.96%	4.67%	5.58%	6.94%	6.81%
52%	86%	105%	88%	61%	115%

21

Financial highlights Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$ 3.970	$4.390	$4.290	$4.120	$4.210	$3.990

0.110	0.229	0.228	0.263	0.301	0.308
(0.471)	(0.363)	0.111	0.183	(0.090)	0.231
(0.361)	(0.134)	0.339	0.446	0.211	0.539

(0.109)	(0.228)	(0.239)	(0.276)	(0.301)	(0.319)
—	(0.058)	—	—	—	—
(0.109)	(0.286)	(0.239)	(0.276)	(0.301)	(0.319)

$3.500	$3.970	$4.390	$4.290	$4.120	$4.210

(9.18%)	(3.13%)	8.08%	11.05%	5.51%	13.87%

$ 8,842	$13,032	$16,580	$16,506	$14,637	$19,046
1.32%	1.32%	1.31%	1.31%	1.31%	1.31%
1.42%	1.39%	1.38%	1.46%	1.48%	1.50%
5.90%	5.53%	5.22%	6.13%	7.51%	7.40%
5.80%	5.46%	5.15%	5.98%	7.34%	7.21%
52%	86%	105%	88%	61%	115%

23

Financial highlights Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$ 3.950	$4.380	$4.270	$4.110	$4.200	$3.980

0.119	0.249	0.249	0.284	0.320	0.328
(0.461)	(0.373)	0.121	0.173	(0.090)	0.231

(0.342)	(0.124)	0.370	0.457	0.230	0.559

(0.118)	(0.248)	(0.260)	(0.297)	(0.320)	(0.339)
—	(0.058)	—	—	—	—
(0.118)	(0.306)	(0.260)	(0.297)	(0.320)	(0.339)

$ 3.490	$ 3.950	$4.380	$ 4.270	$ 4.110	$ 4.200

(8.75%)	(2.91%)	8.87%	11.34%	6.03%	14.45%

$ 105,751	$147,069	$232,971	$200,282	$185,843	$122,855
0.82%	0.82%	0.81%	0.81%	0.81%	0.81%
0.92%	0.89%	0.86%	0.86%	0.88%	0.90%
6.40%	6.03%	5.72%	6.63%	8.01%	7.90%
6.30%	5.96%	5.67%	6.58%	7.94%	7.81%
52%	86%	105%	88%	61%	115%

25

Notes to financial statements Delaware High-Yield Opportunities Fund	January 31, 2016 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles

(U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed

26

the Fund’s tax positions taken for all open federal income tax years (July 31, 2012–July 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 29, 2016 and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Jan. 31, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend

27

Notes to financial statements Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2016, the Fund earned $287 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), from exceeding 0.80% of the Fund’s average daily net assets from Aug. 1, 2015 through Jan. 31, 2016.* These waivers and reimbursements apply only to the expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended Jan. 31, 2016, the Fund was charged $9,683 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2016, the Fund was charged $42,525 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

28

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.50% of the average daily net assets of the Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fees equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based upon the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2016, the Fund was charged $4,151 for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2016, DDLP earned $4,712 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2016, DDLP received gross CDSC commissions of $1,829 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended Jan. 31, 2016, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Jan. 31, 2016, the Fund engaged in securities purchases of $219,614 and securities sales of $19,686,532, which resulted in net realized losses of $804,646.

*	The contractual waiver period is from Nov. 28, 2014 through Nov. 28, 2016.

29

Notes to financial statements Delaware High-Yield Opportunities Fund

3. Investments

For the six months ended Jan. 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$200,947,887
Sales	267,573,431

At Jan. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$362,717,887

Aggregate unrealized appreciation of investments	$2,134,442
Aggregate unrealized depreciation of investments	(21,693,291)

Net unrealized depreciation of investments	$(19,558,849)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $12,611,587 remaining at July 31, 2015 will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

30

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$299,839,169	$—	$299,839,169
Senior Secured Loans	—	23,523,126	—	23,523,126
Common Stock	—	—	—	—
Preferred Stock[1]	1,857,850	5,814,893	—	7,672,743
Short-Term Investments	—	12,124,000	—	12,124,000

Total Value of Securities	$1,857,850	$341,301,188	$—	$343,159,038

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in the table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, and Level 2 investments represent investments with observable input or matrix-priced investments. The amounts attributed to Level 1 investments, and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Preferred Stock	24.21%	75.79%	100.00%

During the six months ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

31

Notes to financial statements Delaware High-Yield Opportunities Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/16	7/31/15
Shares sold:
Class A	1,589,487	11,660,844
Class C	727,212	1,220,719
Class R	297,773	996,496
Institutional Class	4,144,724	17,318,634

Shares issued upon reinvestment of dividends and distributions:
Class A	1,531,736	4,300,182
Class B	—	2,400
Class C	381,310	1,092,070
Class R	86,045	240,345
Institutional Class	1,082,957	3,867,146

	9,841,244	40,698,836

Shares redeemed:
Class A	(11,945,527)	(30,363,748)
Class B	—	(307,835)
Class C	(4,138,411)	(5,872,858)
Class R	(1,145,343)	(1,724,216)
Institutional Class	(12,141,644)	(37,177,221)

	(29,370,925)	(75,445,878)

Net decrease	(19,529,681)	(34,747,042)

For the year ended July 31, 2015, 72,252 Class B shares were converted to 72,109 Class A shares valued at $311,512. The amounts are included in Class B redemptions and Class A subscriptions in the table above and the “Statements of changes in net assets.”

Certain shareholders may exchange shares of one class of shares for another class of shares in the same Fund. For the six months ended Jan. 31, 2016 and the year ended July 31, 2015, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the above and the “Statements of changes in net assets.”

Period ended	Exchange Redemptions		Exchange Subscriptions	Value
	Class A Shares	Class C Shares	Institutional Class Shares
1/31/16	3,409	—	3,413	$13,890
7/31/15	877	21,495	22,458	79,627

32

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of Jan. 31, 2016 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

33

Notes to financial statements Delaware High-Yield Opportunities Fund

6. Offsetting (continued)

At Jan. 31, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure (a)
Bank of America Merrill Lynch	$3,332,271	$(3,332,271)	$—	$(3,332,271)	$—
Bank of Montreal	3,332,270	(3,332,270)	—	(3,332,270)	—
BNP Paribas	5,549,459	(5,549,459)	—	(5,549,459)	—

Total	$12,214,000	$(12,214,000)	$—	$(12,214,000)	$—

(a)Net exposure represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to

34

hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2016, the Fund had no securities on loan.

8. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB-by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These

35

Notes to financial statements Delaware High-Yield Opportunities Fund

8. Credit and Market Risk (continued)

commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The

36

amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

11. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a U.S. Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a liability of $2,623,299 and an asset of $786,990 based on the expected recoveries to unsecured creditors as of Jan. 31, 2016 that resulted in a net decrease in the Fund’s NAV to reflect this likely recovery.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited) Delaware High-Yield Opportunities Fund

Board consideration of Delaware High-Yield Opportunities Fund investment management agreement

At a meeting held on Aug. 18–20, 2015 (the “Annual Meeting”), the Board of Trustees (collectively referred to here as the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware High-Yield Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2015 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. They also engaged a consultant to assist them in analyzing portions of the data received. The Independent Trustees reviewed and discussed with such consultant two reports prepared by the consultant with respect to such data. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain Funds; and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services

38

provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2015. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the second quartile of its Performance Universe. In evaluating the Fund’s short-term performance, the Board considered the Fund’s long-term performance results, which were acceptable. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund short term performance and thereby, to meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

39

Other Fund information (Unaudited) Delaware High-Yield Opportunities Fund

Board consideration of Delaware High-Yield Opportunities Fund investment management agreement (continued)

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through Nov. 30, 2015 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

40

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware Investments ® Family of Funds Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Investments Family of Funds Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

41

Semiannual report

Fixed income mutual fund

Delaware Diversified Floating Rate Fund

January 31, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Floating Rate Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses For the six-month period from August 1, 2015 to January 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2015 to Jan. 31, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses For the six-month period from August 1, 2015 to January 31, 2016 (Unaudited)

Delaware Diversified Floating Rate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/15	Ending Account Value 1/31/16	Annualized Expense Ratio	Expenses Paid During Period 8/1/15 to 1/31/16*
Actual Fund return†
Class A	$1,000.00	$978.40	0.93%	$4.62
Class C	1,000.00	974.70	1.68%	8.34
Class R	1,000.00	977.20	1.18%	5.86
Institutional Class	1,000.00	979.60	0.68%	3.38

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.46	0.93%	$4.72
Class C	1,000.00	1,016.69	1.68%	8.52
Class R	1,000.00	1,019.20	1.18%	5.99
Institutional Class	1,000.00	1,021.72	0.68%	3.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation Delaware Diversified Floating Rate Fund	As of January 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	1.77%

Agency Mortgage-Backed Security	0.01%

Collateralized Debt Obligations	2.50%

Convertible Bonds	0.47%

Corporate Bonds	47.91%
Banking	13.02%
Basic Industry	0.77%
Capital Goods	1.85%
Communications	5.47%
Consumer Cyclical	4.60%
Consumer Non-Cyclical	3.33%
Electric	2.89%
Energy	5.40%
Finance Companies	1.40%
Insurance	0.61%
Internet	0.53%
Natural Gas	2.28%
Real Estate	1.30%
Technology	3.69%
Transportation	0.57%
Utilities	0.20%

Municipal Bonds	1.69%

Non-Agency Asset-Backed Securities	13.03%

Senior Secured Loans	24.56%

Sovereign Bonds	0.26%

Supranational Bank	0.51%

U.S. Treasury Obligations	2.32%

Convertible Preferred Stock	0.02%

Preferred Stock	1.51%

Short-Term Investments	2.71%

Total Value of Securities	99.27%

Receivables and Other Assets Net of Liabilities	0.73%

Total Net Assets	100.00%

3

Schedule of investments Delaware Diversified Floating Rate Fund	January 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations – 1.77%

Fannie Mae Connecticut Avenue Securities
Series 2015-C03 1M1 1.927% 7/25/25 ●	859,664	$859,935
Series 2015-C03 2M1 1.927% 7/25/25 ●	812,607	811,158
Series 2015-C04 2M1 2.127% 4/25/28 ●	363,021	363,473
Fannie Mae REMICs
Series 2004-36 FA 0.827% 5/25/34 ●	44,384	44,403
Series 2005-66 FD 0.727% 7/25/35 ●	54,165	53,998
Series 2005-106 QF 0.937% 12/25/35 ●	333,585	335,532
Series 2006-105 FB 0.847% 11/25/36 ●	34,352	34,616
Series 2007-109 NF 0.977% 12/25/37 ●	24,645	24,843
Freddie Mac REMICs
Series 3067 FA 0.776% 11/15/35 ●	86,568	86,890
Series 3239 EF 0.776% 11/15/36 ●	66,188	66,511
Series 3241 FM 0.806% 11/15/36 ●	6,591	6,627
Series 3780 LF 0.826% 3/15/29 ●	8,762	8,773
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA1 M1 1.327% 10/25/27 ●	2,814,253	2,805,830
Series 2015-DNA3 M1 1.777% 4/25/28 ●	930,990	932,125

Total Agency Collateralized Mortgage Obligations (cost $6,434,656)		6,434,714

Agency Mortgage-Backed Security – 0.01%

Freddie Mac ARM
2.492% 2/1/35 •	14,555	15,449

Total Agency Mortgage-Backed Security (cost $15,374)		15,449

Collateralized Debt Obligations – 2.50%

Avenue CLO VI
Series 2007-6A A1 144A 0.845% 7/17/19 #●	11,290	11,230
CIFC Funding 2014-II
Series 2014-2A A1L 144A 1.862% 5/24/26 #●	1,000,000	988,300
Flagship VII CLO
Series 2013-7A A1 144A 2.094% 1/20/26 #●	1,000,000	986,200
JFIN CLO
Series 2015-2A AX 144A 1.965% 10/19/26 #●	535,000	530,185
KKR Financial CLO
Series 2013-1A A1 144A 1.772% 7/15/25 #●	1,395,000	1,363,473
MAPS CLO Fund II
Series 2007-2A A1 144A 0.864% 7/20/22 #●	961,435	941,341
Mountain View Funding CLO
Series 2007-3A A1 144A 0.835% 4/16/21 #●	717,438	711,627
NYLIM Flatiron CLO
Series 2006-1A A2A 144A 0.564% 8/8/20 #●	84,626	84,059

4

	Principal amount°	Value (U.S. $)

Collateralized Debt Obligations (continued)

OCP CLO
Series 2013-4A A1A 144A 2.019% 10/24/25 #●	1,500,000	$1,490,850
Telos CLO
Series 2013-4A A 144A 1.92% 7/17/24 #●	2,000,000	1,973,000

Total Collateralized Debt Obligations (cost $9,102,059)		9,080,265

Convertible Bonds – 0.47%

Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	140,000	137,200
Ares Capital 5.75% exercise price $18.36, maturity date 2/1/16	53,000	53,000
BGC Partners 4.50% exercise price $9.84, maturity date 7/15/16	116,000	121,655
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	90,000	89,044
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, maturity date 10/15/18 #@	42,000	41,633
Cemex 3.72% exercise price $11.90, maturity date 3/15/20	82,000	58,220
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 @	92,000	76,015
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18 @	60,000	56,887
General Cable 4.50% exercise price $33.38, maturity date 11/15/29 @f	165,000	84,047
HealthSouth 2.00% exercise price $38.08, maturity date 12/1/43	93,000	100,614
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	89,000	60,965
inContact 144A 2.50% exercise price $14.23, maturity date 4/1/22 #	108,000	97,605
Jefferies Group 3.875% exercise price $44.53, maturity date 11/1/29	91,000	90,317
Nuance Communications 2.75% exercise price $32.30, maturity date 11/1/31	97,000	97,727
NuVasive 2.75% exercise price $42.13, maturity date 7/1/17	64,000	78,360
PROS Holdings 144A 2.00% exercise price $33.79,maturity date 12/1/19 #	105,000	82,556
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18 @	83,000	66,089
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21 @	99,000	95,969
Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19 @	24,000	16,335

5

Schedule of investments Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Vector Group 1.75% exercise price $24.64, maturity date 4/15/20 ●	107,000	$119,706
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 @	85,000	76,500

Total Convertible Bonds (cost $1,881,739)		1,700,444

Corporate Bonds – 47.91%

Banking – 13.02%
Abbey National Treasury Services 1.232% 8/24/18 ●	3,135,000	3,128,620
Australia & New Zealand Banking Group 144A 0.997% 1/10/17 #●	670,000	670,193
Banco Bilbao Vizcaya Argentaria Colombia 144A 4.875% 4/21/25 #	250,000	232,500
Banco Nacional de Comercio Exterior SNC 144A 4.375% 10/14/25 #	230,000	229,195
Bank of America
0.832% 11/14/16 ●	3,400,000	3,399,776
0.884% 10/14/16 ●	575,000	572,966
3.875% 8/1/25	90,000	91,143
Bank of New York Mellon 0.972% 9/11/19 ●	2,600,000	2,557,597
Barclays 4.375% 1/12/26	675,000	682,606
BB&T 1.372% 6/15/18 ●	2,586,000	2,588,883
BBVA Bancomer 144A 7.25% 4/22/20 #	200,000	214,500
Branch Banking & Trust
0.678% 5/23/17 ●	1,405,000	1,397,679
0.822% 9/13/16 ●	775,000	773,641
Citizens Financial Group 4.30% 12/3/25	345,000	353,781
CoBank 144A 1.112% 6/15/22 #●	75,000	71,156
Compass Bank 3.875% 4/10/25	400,000	371,138
Credit Agricole 144A 8.125% 12/29/49 #●	225,000	225,349
Credit Suisse Group 144A 6.25% 12/29/49 #●	230,000	225,103
Credit Suisse Group Funding Guernsey 144A 3.125% 12/10/20 #	700,000	702,902
Export-Import Bank of Korea 1.374% 1/14/17 ●	2,250,000	2,254,167
Fifth Third Bank 0.817% 2/26/16 ●	3,355,000	3,354,846
Goldman Sachs Group 1.818% 4/30/18 ●	710,000	712,726
HSBC Bank 144A 1.002% 5/15/18 #●	900,000	897,182
Industrial & Commercial Bank of China 144A 4.875% 9/21/25 #	250,000	255,856
ING Groep 6.50% 12/29/49 ●	200,000	194,750
JPMorgan Chase
2.25% 1/23/20	2,040,000	2,024,416

6

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
JPMorgan Chase
2.75% 6/23/20	435,000	$437,459
4.25% 10/1/27	640,000	639,448
KeyBank 3.18% 5/22/22	480,000	487,490
KFW 0.682% 12/29/17 ●	1,860,000	1,860,197
Lloyds Banking Group 144A 4.582% 12/10/25 #	800,000	809,835
7.50% 4/30/49 ●	230,000	238,625
Morgan Stanley 1.761% 1/27/20 ●	3,305,000	3,278,861
PNC Bank 1.85% 7/20/18	265,000	265,914
Regions Bank 2.25% 9/14/18	1,950,000	1,953,567
Santander Issuances 5.179% 11/19/25	400,000	379,168
Societe Generale 144A 4.75% 11/24/25 #	620,000	589,081
State Street 2.55% 8/18/20	370,000	377,753
SVB Financial Group 3.50% 1/29/25	460,000	454,282
Toronto-Dominion Bank 1.168% 4/30/18 ●	1,325,000	1,321,059
UBS Group Funding Jersey 144A 4.125% 9/24/25 #	450,000	451,657
USB Capital IX 3.50% 10/29/49 @●	440,000	324,170
Wells Fargo 1.298% 1/30/20 ●	4,420,000	4,398,612
Woori Bank
144A 2.875% 10/2/18 #	200,000	204,327
144A 4.75% 4/30/24 #	200,000	208,044
Zions Bancorporation 4.50% 6/13/23	420,000	424,058

		47,286,278

Basic Industry – 0.77%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●	300,000	286,500
Corp Nacional del Cobre de Chile 144A 4.50% 9/16/25 #	250,000	240,106
Dow Chemical 8.55% 5/15/19	140,000	163,929
Georgia-Pacific 8.00% 1/15/24	400,000	508,919
Methanex 4.25% 12/1/24	380,000	314,699
OCP 144A 4.50% 10/22/25 #	325,000	293,982
Rio Tinto Finance USA 1.366% 6/17/16 ●	995,000	992,805

		2,800,940

Capital Goods – 1.85%
Beverage Packaging Holdings Luxembourg II 144A 6.00% 6/15/17 #	600,000	581,250
Cemex 144A 5.875% 3/25/19 #	965,000	915,978
Embraer Netherlands Finance 5.05% 6/15/25	160,000	144,000
Fortune Brands Home & Security 3.00% 6/15/20	220,000	222,267
Lockheed Martin
2.50% 11/23/20	130,000	131,179
3.55% 1/15/26	210,000	215,887

7

Schedule of investments Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Reynolds Group Issuer 8.25% 2/15/21	740,000	$693,750
Rockwell Collins 0.862% 12/15/16 ●	3,520,000	3,514,984
Union Andina de Cementos 144A 5.875% 10/30/21 #	295,000	284,527

		6,703,822

Communications – 5.47%
AT&T 1.533% 6/30/20 ●	3,450,000	3,421,524
Bharti Airtel International Netherlands 144A 5.35% 5/20/24 #	270,000	283,231
CCO Safari II 144A 4.908% 7/23/25 #	915,000	917,283
CenturyLink 5.80% 3/15/22	225,000	208,969
Cisco Systems 0.914% 3/1/19 ●	1,875,000	1,875,577
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #	200,000	177,500
Columbus International 144A 7.375% 3/30/21 #	390,000	392,437
Crown Castle Towers 144A 4.883% 8/15/20 #	685,000	747,290
Digicel Group 144A 8.25% 9/30/20 #	395,000	321,481
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	185,000	182,719
Historic TW 6.875% 6/15/18	400,000	445,432
Millicom International Cellular 144A 6.00% 3/15/25 #	290,000	247,559
NBCUniversal Enterprise 144A 1.307% 4/15/18 #●	2,910,000	2,907,544
SBA Tower Trust
144A 2.24% 4/16/18 #	220,000	217,867
144A 2.898% 10/15/19 #	475,000	476,228
Sky 144A 3.75% 9/16/24 #	430,000	428,317
Sprint Communications 6.00% 12/1/16	960,000	957,600
Verizon Communications
2.00% 11/1/16	385,000	387,763
5.15% 9/15/23	4,735,000	5,246,664

		19,842,985

Consumer Cyclical – 4.60%
AutoNation
3.35% 1/15/21	85,000	85,424
4.50% 10/1/25	195,000	200,095
CDK Global 4.50% 10/15/24	355,000	355,373
Daimler Finance North America 144A 0.956% 8/1/17 #●	3,420,000	3,399,583
General Motors Financial 3.10% 1/15/19	3,665,000	3,636,574
Host Hotels & Resorts 3.75% 10/15/23	1,100,000	1,081,862
Hyundai Capital America 144A 2.55% 2/6/19 #	220,000	220,493
INVISTA Finance 144A 4.25% 10/15/19 #	550,000	534,875
Lowe’s 0.907% 9/10/19 ●	1,645,000	1,637,127
PACCAR Financial 1.052% 12/6/18 ●	2,000,000	2,004,634
Signet UK Finance 4.70% 6/15/24	700,000	699,859
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25 @	635,000	633,731

8

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Toyota Motor Credit 2.80% 7/13/22	425,000	$433,505
Volkswagen International Finance 144A 0.804% 11/18/16 # ●	1,795,000	1,771,520

		16,694,655

Consumer Non-Cyclical – 3.33%
Anheuser-Busch Inbev Finance
3.30% 2/1/23	260,000	264,130
3.65% 2/1/26	1,320,000	1,339,441
AstraZeneca 3.375% 11/16/25	530,000	533,584
Becton Dickinson 6.375% 8/1/19	805,000	911,546
Cencosud 144A 5.15% 2/12/25 #	385,000	352,197
ConAgra Foods 0.994% 7/21/16 ●	1,770,000	1,768,120
Constellation Brands 4.25% 5/1/23	110,000	112,887
JB y Cia 144A 3.75% 5/13/25 #	300,000	290,188
JBS Investments 144A 7.75% 10/28/20 #	280,000	250,600
Kroger 1.15% 10/17/16 ●	900,000	899,887
Merck 0.724% 5/18/18 ●	470,000	470,513
PepsiCo 0.972% 10/13/17 ●	2,310,000	2,311,582
Pfizer 0.812% 6/15/18 ●	1,010,000	1,007,960
Siemens Financieringsmaatschappij 144A 0.673% 5/25/18 #●	1,600,000	1,595,091

		12,107,726

Electric – 2.89%
AES Gener 144A 5.00% 7/14/25 #	275,000	261,668
Ameren Illinois 9.75% 11/15/18	165,000	198,901
Black Hills 3.95% 1/15/26 @	125,000	128,490
Duke Energy 3.75% 4/15/24	805,000	821,219
Electricite de France
144A 1.084% 1/20/17 #●	2,460,000	2,462,261
144A 5.25% 12/29/49 #●	590,000	531,000
Enel 144A 8.75% 9/24/73 #●	460,000	507,150
Entergy 4.00% 7/15/22	500,000	524,171
Entergy Arkansas 3.50% 4/1/26	515,000	532,536
Integrys Holding 6.11% 12/1/66 @●	410,000	299,350
National Rural Utilities Cooperative Finance 4.75% 4/30/43 ●	1,110,000	1,071,150
NextEra Energy Capital Holdings 3.625% 6/15/23	485,000	490,828
NSTAR Electric 0.604% 5/17/16 ●	850,000	849,324
NV Energy 6.25% 11/15/20	390,000	450,725
Pennsylvania Electric 5.20% 4/1/20	625,000	664,592
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	370,000	377,013
Westar Energy 3.25% 12/1/25	240,000	248,067

9

Schedule of investments Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
Xcel Energy 3.30% 6/1/25	80,000	$80,626

		10,499,071

Energy – 5.40%
Canadian Natural Resources 0.978% 3/30/16 ●	3,760,000	3,743,467
Chevron 0.952% 3/3/22 ●	2,200,000	2,130,355
ConocoPhillips 1.262% 5/15/22 ●	2,050,000	1,915,512
Devon Energy 1.052% 12/15/16 ●	2,465,000	2,426,450
Ecopetrol 5.375% 6/26/26	105,000	84,263
Petroleos Mexicanos
144A 3.50% 7/23/20 #	185,000	171,915
144A 6.375% 2/4/21 #	75,000	76,031
144A 6.875% 8/4/26 #	105,000	106,819
Petronas Global Sukuk 144A 2.707% 3/18/20 #	320,000	318,278
Regency Energy Partners 5.875% 3/1/22	515,000	472,105
Shell International Finance 0.806% 5/11/20 ●	2,105,000	2,045,664
Statoil
0.652% 5/15/18 ●	2,280,000	2,251,942
0.804% 11/8/18 ●	2,640,000	2,611,015
Total Capital International 0.92% 6/19/19 ●	645,000	634,799
Woodside Finance 144A 8.75% 3/1/19 #	540,000	622,716

		19,611,331

Finance Companies – 1.40%
Aviation Capital Group 144A 6.75% 4/6/21 #	430,000	481,063
General Electric Capital
0.999% 5/5/26 ●	965,000	877,837
1.237% 1/9/20 ●	2,160,000	2,163,134
1.512% 3/15/23 ●	1,050,000	1,037,426
144A 3.80% 6/18/19 #	250,000	266,676
6.00% 8/7/19	215,000	245,469

		5,071,605

Insurance – 0.61%
MetLife 5.25% 12/29/49 ●	1,030,000	1,008,756
Prudential Financial
5.375% 5/15/45 ●	295,000	289,528
5.625% 6/15/43 ●	365,000	369,563
Voya Financial 5.65% 5/15/53 ●	385,000	375,375
XLIT 6.50% 12/29/49 ●	250,000	182,000

		2,225,222

Internet – 0.53%
Alibaba Group Holding 0.932% 11/28/17 ●	1,950,000	1,937,996

		1,937,996

10

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Natural Gas – 2.28%
Enbridge
0.866% 6/2/17 ●	1,800,000	$1,716,350
1.262% 10/1/16 ●	2,700,000	2,680,735
Enterprise Products Operating 7.034% 1/15/68 ●	80,000	80,200
Laclede Group 1.112% 8/15/17 ●	1,320,000	1,314,709
TransCanada PipeLines 1.283% 6/30/16 ●	2,500,000	2,494,605

		8,286,599

Real Estate – 1.30%
American Tower 4.40% 2/15/26	700,000	709,922
Carey (W.P.) 4.60% 4/1/24	400,000	401,598
CBL & Associates
4.60% 10/15/24	360,000	334,129
5.25% 12/1/23	95,000	93,384
Corporate Office Properties
3.60% 5/15/23	225,000	209,410
5.25% 2/15/24	575,000	590,014
DDR 3.625% 2/1/25	395,000	378,012
Education Realty Operating Partnership 4.60% 12/1/24	465,000	469,383
Hospitality Properties Trust 4.50% 3/15/25	460,000	445,330
Kimco Realty 3.40% 11/1/22	70,000	70,906
Omega Healthcare Investors 4.50% 4/1/27	390,000	374,067
PLA Administradora Industrial 144A 5.25% 11/10/22 #	205,000	189,113
Simon Property Group
2.50% 7/15/21	140,000	140,879
3.30% 1/15/26	170,000	170,187
UDR 4.00% 10/1/25	120,000	124,228

		4,700,562

Technology – 3. 69%
eBay 1.096% 8/1/19 ●	2,635,000	2,562,021
International Business Machines 0.917% 11/6/21 ●	4,660,000	4,645,689
National Semiconductor 6.60% 6/15/17	310,000	333,515
Oracle 1.13% 10/8/19 ●	5,000,000	4,997,484
Samsung Electronics America 144A 1.75% 4/10/17 #	500,000	501,159
Tencent Holdings 144A 3.375% 5/2/19 #	365,000	373,585

		13,413,453

Transportation – 0.57%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	235,000	226,481
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	240,165	239,865
Aviation Capital Group 144A 2.875% 9/17/18 #	90,000	88,313
CSX 3.35% 11/1/25	110,000	108,375

11

Schedule of investments Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
ERAC USA Finance 144A 5.25% 10/1/20 #	120,000	$133,174
HPHT Finance 15 144A 2.875% 3/17/20 #	290,000	292,341
Penske Truck Leasing 144A 3.30% 4/1/21 #	190,000	188,595
Trinity Industries 4.55% 10/1/24 @	540,000	483,592
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	194,056	198,665
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	110,000	111,375

		2,070,776

Utilities – 0.20%
Ameren 3.65% 2/15/26	530,000	546,499
CMS Energy 3.60% 11/15/25	175,000	177,706

		724,205

Total Corporate Bonds (cost $175,889,771)		173,977,226

Municipal Bonds – 1.69%

Missouri Higher Education Loan Authority
Series 2010-2 A-1 1.243% 8/27/29 ●	29,624	29,240
New Mexico Educational Assistance Foundation (Libor Floating)
Series 2010-1 A-3 1.614% 12/1/38 ●	120,000	119,689
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
Series 2010-1 A-2 1.512% 7/1/30 ●	55,000	55,002
Series 2011-1 A 1.712% 4/1/40 ●	205,732	201,195
Oklahoma Student Loan Authority (Libor-Indexed)
Series 2010-A A-2A 1.614% 9/1/37 ●	95,000	94,268
Series 2011-1 A-1 1.564% 6/1/40 ●	509,533	499,032
Pennsylvania Turnpike Commission
Series B-1 0.99% 12/1/21 ●	1,150,000	1,145,251
State of California
Series D 0.998% 12/1/28 ●	2,000,000	2,008,280
University of California
Series Y-1 0.926% 7/1/41 ●	2,000,000	1,999,660

Total Municipal Bonds (cost $6,164,889)		6,151,617

Non-Agency Asset-Backed Securities – 13.03%

American Express Credit Account Master Trust
Series 2013-1 A 0.846% 2/16/21 ●	500,000	499,958
Series 2014-1 A 0.796% 12/15/21 ●	5,000,000	4,986,677

12

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Bank of America Credit Card Trust
Series 2014-A3 A 0.716% 1/15/20 ●	500,000	$500,177
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.476% 11/15/19 ●	4,000,000	3,992,800
Series 2007-A2 A2 0.506% 12/16/19 ●	1,500,000	1,496,969
Chase Issuance Trust
Series 2007-A2 A2 0.476% 4/15/19 ●	1,665,000	1,660,817
Series 2007-A12 A12 0.476% 8/15/19 ●	1,500,000	1,492,054
Series 2013-A3 A3 0.706% 4/15/20 ●	2,000,000	1,995,615
Series 2013-A6 A6 0.846% 7/15/20 ●	1,625,000	1,624,787
Series 2013-A9 A 0.846% 11/16/20 ●	3,402,000	3,402,953
Series 2014-A5 A5 0.796% 4/15/21 ●	3,595,000	3,584,586
Chesapeake Funding
Series 2012-2A A 144A 0.872% 5/7/24 #●	154,201	154,144
Series 2014-1A A 144A 0.842% 3/7/26 #●	147,460	147,047
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.847% 7/24/20 ●	1,500,000	1,499,118
Series 2013-A7 A7 0.854% 9/10/20 ●	1,700,000	1,701,797
Discover Card Execution Note Trust
Series 2012-A4 A4 0.796% 11/15/19 ●	2,000,000	2,000,547
Series 2013-A1 A1 0.726% 8/17/20 ●	675,000	673,338
Series 2013-A5 A5 1.04% 4/15/19	1,000,000	1,000,660
Series 2014-A1 A1 0.856% 7/15/21 ●	4,300,000	4,284,798
Series 2015-A1 A1 0.776% 8/17/20 ●	1,500,000	1,498,900
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A2 0.826% 2/15/19 ●	2,000,000	1,997,445
GE Dealer Floorplan Master Note Trust
Series 2013-1 A 0.826% 4/20/18 ●	2,000,000	2,000,029
Golden Credit Card Trust
Series 2015-1A A 144A 0.866% 2/15/20 #●	300,000	299,452
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.824% 4/10/28 #●	161,809	161,414
Nissan Master Owner Trust Receivables
Series 2013-A A 0.726% 2/15/18 ●	1,000,000	1,000,000
PFS Financing
Series 2015-AA A 144A 1.046% 4/15/20 #●	500,000	491,760
Trade MAPS 1
Series 2013-1A A 144A 1.124% 12/10/18 #●	3,200,000	3,181,587

Total Non-Agency Asset-Backed Securities (cost $47,380,203)		47,329,429

Senior Secured Loans – 24.56%«

Accudyne Industries (Hamilton Sundstrand Industrial) 1st Lien 4.00% 12/13/19	889,227	740,282

13

Schedule of investments Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Air Medical Group Holdings Tranche B 1st Lien 4.25% 4/28/22	1,069,625	$1,019,264
Albertson’s Holdings Tranche B4 1st Lien 5.50% 8/25/21	2,526,917	2,477,958
Altice Financing Tranche B 1st Lien 5.25% 2/4/22	855,700	853,026
Amaya Gaming Holdings 1st Lien 5.00% 8/1/21	1,263,076	1,168,346
American Tire Distributors 1st Lien 5.25% 9/26/21	1,102,919	1,083,963
Arnhold & S Bleichroeder Holdings (First Eagle) Term Loan B 1st Lien 4.75% 12/1/22	1,665,000	1,581,750
Atkore International 2nd Lien 7.75% 10/9/21	789,000	700,895
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 11/13/22	2,185,000	2,153,136
Berry Plastics Group 1st Lien 4.00% 10/1/22	331,055	330,103
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20 @	930,000	783,525
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	441,856	420,631
Blue Ribbon 1st Lien 5.50% 11/13/21	970,633	968,611
Blue Ribbon 2nd Lien 9.25% 11/13/22	400,000	390,333
Builders FirstSource Tranche B 1st Lien 6.00% 7/31/22	1,541,459	1,515,768
Cable & Wireless (Sable International Finance) Term Loan B1 1st Lien 5.50% 12/2/22	1,060,000	1,039,242
Cable & Wireless (Sable International Finance) Term Loan B2 1st Lien 5.50% 12/2/22	865,000	848,961
Calpine Tranche B 1st Lien 4.00% 1/15/23	755,000	726,687
CCO Safari III Tranche H 1st Lien 3.25% 8/24/21	174,000	172,997
CCO Safari III Tranche I 1st Lien 3.50% 1/21/23	523,000	523,381
CD&R Millennium Holdco (Mauser Holdings) 2nd Lien 8.75% 7/31/22 @	123,000	110,700
CDS US Intermediate Holdings 2nd Lien 9.25% 6/24/23 @	200,000	188,667
Charter Communications Operating 3.00% 7/1/20	506,392	498,124
Charter Communications Operating Tranche F 3.00% 1/3/21	940,267	924,694
CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20	721,054	718,275
Colouroz (Flint Group) 1st Lien 4.50% 9/7/21	529,633	511,979
Colouroz (Flint Group) 2nd Lien 8.25% 9/7/22 @	250,000	235,625
Colouroz (Flint Group) Tranche C 1st Lien 4.50% 9/7/21	87,555	84,490
CommScope Tranche B 1st Lien 3.828% 12/29/22	627,428	625,565
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22	721,375	679,295
Community Health Systems Tranche F 1st Lien 3.657% 12/31/18	855,152	843,728
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	228,850	220,713
DAE Aviation Holdings 1st Lien 5.25% 7/7/22	583,538	582,079
DaVita Healthcare Partners Tranche B 1st Lien 3.50% 6/24/21	1,413,475	1,412,768

14

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Dealer Computer Services (Reynolds & Reynolds) Tranche B 2.428% 4/21/16	86,093	$85,985
Dynegy Tranche B2 4.00% 4/23/20	575,989	556,730
Emdeon 1st Lien 3.75% 11/2/18	2,021,575	1,992,262
First Data Tranche B 1st Lien
4.177% 7/10/22	1,521,000	1,497,370
4.427% 3/24/21	932,625	930,148
Gardner Denver 1st Lien 4.25% 7/30/20	1,725,093	1,557,975
Gates Global 1st Lien 4.25% 7/3/21	1,149,989	1,038,823
GCP Applied Technologies Tranche B 1st Lien 5.25% 2/3/22 @	465,000	466,744
Green Energy Partners (Panda Stonewall) Tranche B 1st Lien 6.50% 11/13/21	298,000	275,650
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	1,960,548	1,959,568
Houghton International 1st Lien 4.25% 12/20/19	1,120,374	1,106,370
Houghton International 2nd Lien 9.75% 12/21/20 @	195,000	189,637
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	2,544,300	2,512,496
Hyperion Insurance Group Tranche B 1st Lien 5.50% 4/30/22	803,925	781,147
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	857,002	847,718
IBC Capital 1st Lien 4.75% 9/15/21 @	359,643	324,877
Immucor Tranche B2 1st Lien 5.00% 8/19/18 @	785,580	721,752
Ineos U.S. Finance Tranche B 1st Lien 3.75% 12/15/20	542,552	517,459
4.25% 3/31/22	808,884	776,150
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	1,409,641	1,353,108
KIK Custom Products 1st Lien 6.00% 8/26/22 @	2,114,700	2,036,720
Kinetic Concepts Tranche E1 1st Lien 4.50% 5/4/18	371,000	361,879
Landry’s Tranche B 1st Lien 4.00% 4/24/18	1,488,618	1,484,897
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	2,365,000	2,363,522
LTS Buyer 1st Lien 4.00% 4/13/20	170,625	167,318
LTS Buyer 2nd Lien 8.00% 4/1/21 @	1,488,075	1,435,992
MacDermid (Platform Specialty) Tranche B 1st Lien 5.50% 6/7/20	892,763	832,315
Marina District (Borgata) Tranche B 1st Lien 6.50% 8/15/18	875,409	877,232
Medassets Tranche 1st Lien 5.75% 7/22/22 @	580,000	578,913
MGM Resorts International 1st Lien 3.50% 12/20/19	2,667,536	2,647,807
Microsemi Tranche B 1st Lien 5.25% 12/17/22	670,000	666,092
MPH Acquisition Tranche B 1st Lien 3.75% 3/31/21	1,608,535	1,571,941
Neptune Finco Tranche B 1st Lien 5.00% 10/9/22	625,000	624,826
NRG Energy Tranche B 2.75% 7/1/18	497,442	487,977
Numericable US 1st Lien 4.50% 5/21/20	1,789,089	1,757,221
Numericable US Tranche B2 1st Lien 4.50% 5/21/20	1,547,805	1,491,874

15

Schedule of investments Delaware Diversified Floating Rate Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

NXP Tranche B1 1st Lien 3.75% 12/7/20	1,180,000	$1,178,630
Panda Hummel Tranche B1 1st Lien 7.00% 10/27/22	295,000	274,350
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	1,058,000	962,780
Penney (J.C.) 1st Lien 6.00% 5/22/18	798,903	781,802
Pet Acquisition Merger Sub (Petco) Tranche B1 1st Lien 5.75% 1/15/23 @	1,185,000	1,162,452
Prime Security Services Borrower 2nd Lien 9.75% 7/1/22 @	670,000	638,175
Reynolds Group Holdings Tranche B 1st Lien 4.50% 12/1/18	1,187,596	1,183,967
SAM Finance Tranche B 1st Lien 4.25% 12/17/20	612,898	613,154
Seminole Tribe of Florida Tranche B 3.00% 4/29/20	807,500	804,977
Sensus USA 8.50% 5/9/18 @	565,000	553,700
SIG Combibloc Term Loan B 1st Lien 4.25% 3/13/22	258,050	255,490
Sinclair Television Group Tranche B1 1st Lien 3.50% 7/31/21	686,550	675,107
Spectrum Brands 1st Lien 3.50% 6/23/22	481,100	481,100
Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22 @	1,213,693	1,143,905
Summit Materials Tranche B 1st Lien 4.25% 7/17/22	582,075	574,314
SUPERVALU 1st Lien 4.50% 3/21/19	441,438	426,539
Surgical Care Affiliates Tranche B 1st Lien 4.25% 3/17/22	555,800	554,584
Team Health Tranche B 1st Lien 4.50% 11/23/22	1,135,000	1,131,453
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	1,115,000	1,116,859
TransDigm Tranche E 1st Lien 3.50% 5/14/22	1,823,995	1,753,125
Tribune Media Tranche B 1st Lien 3.75% 12/27/20	582,075	573,101
Univar USA Tranche B 1st Lien 4.25% 7/1/22	186,533	181,203
Univision Communications 1st Lien 4.00% 3/1/20	1,967,915	1,923,842
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	1,405,187	1,374,595
US Airways Tranche B1 1st Lien 3.50% 5/23/19	438,129	434,912
US Airways Tranche B2 1st Lien 3.00% 11/23/16	148,960	148,904
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	679,118	666,385
Valeant Pharmaceuticals 3.75% 12/11/19	955,000	919,426
Wide Open West Finance Tranche B 1st Lien 4.50% 4/1/19	704,792	687,173

Total Senior Secured Loans (cost $91,254,909)		89,190,060

16

	Principal amount°	Value (U.S. $)

Sovereign Bonds – 0.26%Δ

Croatia – 0.06%
Croatia Government International Bond 144A 6.375% 3/24/21 #	200,000	$217,150

		217,150

Norway – 0.14%
Kommunalbanken 144A 0.55% 2/20/18 #●	500,000	499,491

		499,491

Turkey – 0.06%
Turkey Government International Bond 4.25% 4/14/26	230,000	219,770

		219,770

Total Sovereign Bonds (cost $939,465)		936,411

Supranational Bank – 0.51%

International Finance 0.677% 1/9/19 ●	1,855,000	1,855,271

Total Supranational Bank (cost $1,849,713)		1,855,271

U.S. Treasury Obligations – 2.32%

U.S. Treasury Floating Rate Note 0.518% 10/31/17 ●	3,740,000	3,739,693
U.S. Treasury Notes
1.375% 1/31/21	665,000	666,325
1.75% 12/31/20	3,440,000	3,507,995
2.125% 12/31/22	485,000	499,740

Total U.S. Treasury Obligations (cost $8,366,228)		8,413,753

	Number of shares

Convertible Preferred Stock – 0.02%

Dynegy 5.375% exercise price $38.75, expiration date 11/1/17	450	19,530
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16 @	2,569	25,202
Maiden Holdings 7.25% exercise price $15.17, expiration date 9/15/16	874	41,838

Total Convertible Preferred Stock (cost $227,889)		86,570

17

Schedule of investments Delaware Diversified Floating Rate Fund

	Number of shares	Value (U.S. $)

Preferred Stock – 1.51%

Bank of America 6.10% ●	255,000	$259,577
General Electric 5.00% ●	864,000	888,840
Integrys Energy Group 6.00% @●	29,900	780,205
PNC Preferred Funding Trust II 144A 1.735% #●	2,500,000	2,181,250
USB Realty 144A 1.769% #@●	1,600,000	1,364,000

Total Preferred Stock (cost $5,691,823)		5,473,872

	Principal amount°

Short-Term Investments – 2.71%

Discount Notes – 2.71%≠
Federal Home Loan Bank
0.155% 2/3/16	1,390,122	1,390,103
0.19% 3/22/16	712,694	712,409
0.25% 2/9/16	1,198,783	1,198,716
0.288% 2/18/16	2,603,202	2,602,895
0.295% 3/2/16	293,780	293,710
0.31% 3/9/16	111,382	111,349
0.31% 3/14/16	3,409,253	3,408,111
0.37% 4/15/16	86,425	86,362
0.375% 4/21/16	45,988	45,952

Total Short-Term Investments (cost $9,849,564)		9,849,607

Total Value of Securities – 99.27% (cost $365,048,282)		$360,494,688

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2016, the aggregate value of Rule 144A securities was $50,477,931, which represents 13.90% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At Jan. 31, 2016, the aggregate value of illiquid securities was $15,260,799, which represents 4.20% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Jan. 31, 2016. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate

18

offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2016.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2016.

The following swap contracts were outstanding at Jan. 31, 2016:1

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection
	Purchased:
ICE	CITI - CDX.NA.HY.25[5]	2,000,000	5.00%	12/20/20	$(44,194)	$47,219
ICE	MSC - CDX.NA.IG.25[6]	5,000,000	1.00%	12/20/20	(42,826)	45,368

						$92,587

Interest Rate Swap Contracts7

Counterparty & Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)[4]
CME - JPMC
5 yr IRS	12,300,000	1.68%	0.27%	7/11/18	$(227,313)
CME - JPMC
7 yr IRS	10,000,000	2.22%	0.22%	5/12/21	(451,322)
7 yr IRS	1,000,000	2.23%	0.22%	10/15/21	(45,937)
7 yr IRS	20,090,000	2.17%	0.29%	6/17/22	(856,557)
CME - JPMC
10 yr IRS	12,745,000	2.88%	0.27%	7/11/23	(1,164,054)
10 yr IRS	3,000,000	2.33%	0.28%	5/8/25	(146,971)
LCH - JPMC
5 yr IRS	3,300,000	1.21%	0.27%	6/10/18	(24,647)

					$(2,916,801)

The use of future contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

19

Schedule of investments Delaware Diversified Floating Rate Fund

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency. 4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of ($153,849).

5Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6Markit’s CDX.NA.IG Index is composed of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

7An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

CDX.NA.IG – Credit Default Swap Index North America Investment Grade

CITI – Citigroup Global Markets

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange Inc.

GE – General Electric

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange, Inc.

IRS – Interest Rate Swap

JPMC – JPMorgan Chase Bank

LCH – LCH.Clearnet Limited

MSC – Morgan Stanley Capital

REMIC – Real Estate Mortgage Investment Conduit

yr – Year

See accompanying notes, which are an integral part of the financial statements.

20

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Statement of assets and liabilities
Delaware Diversified Floating Rate Fund	January 31, 2016

Assets:
Investments, at value[1]	$350,645,081
Short-term investments, at value[2]	9,849,607
Cash collateral due from brokers	3,763,425
Cash	65,477
Receivable for securities sold	8,630,585
Dividends and interest receivable	1,309,979
Receivable for fund shares sold	541,674
Unrealized appreciation on credit default swap contracts	102,605

Total assets	374,908,433

Liabilities:
Payable for securities purchased	7,245,368
Payable for fund shares redeemed	851,845
Distribution payable	141,385
Swap payments payable	141,132
Investment management fees payable	156,899
Other accrued expenses	125,766
Distribution fees payable	66,125
Other affiliates payable	11,698
Trustees’ fees and expenses payable	1,307
Unrealized depreciation on interest rate swap contracts	2,701,998
Upfront payments received on credit default swap contracts	87,020
Variation margin due to broker on centrally cleared credit default swap contracts	10,018
Variation margin due to broker on centrally cleared interest rate swap contracts	214,803

Total liabilities	11,755,364

Total Net Assets	$363,153,069

Net Assets Consist of:
Paid-in capital	$383,545,630
Undistributed net investment income	121,536
Accumulated net realized loss on investments	(12,982,441)
Net unrealized depreciation of investments	(4,553,594)
Net unrealized depreciation of swap contracts	(2,978,062)

Total Net Assets	$363,153,069

22

Net Asset Value
Class A:
Net assets	$67,644,973
Shares of beneficial interest outstanding, unlimited authorization, no par	8,287,368
Net asset value per share	$8.16
Sales charge	2.75%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$8.39

Class C:
Net assets	$59,478,908
Shares of beneficial interest outstanding, unlimited authorization, no par	7,288,827
Net asset value per share	$8.16

Class R:
Net assets	$519,406
Shares of beneficial interest outstanding, unlimited authorization, no par	63,651
Net asset value per share	$8.16

Institutional Class:
Net assets	$235,509,782
Shares of beneficial interest outstanding, unlimited authorization, no par	28,860,548
Net asset value per share	$8.16

[1] Investments, at cost	$355,198,718
[2] Short-term investments, at cost	9,849,564

See accompanying notes, which are an integral part of the financial statements.

23

Statement of operations Delaware Diversified Floating Rate Fund	Six months ended January 31, 2016 (Unaudited)

Investment Income:
Interest	$6,290,566
Dividends	34,191

6,324,757

Expenses:
Management fees	966,209
Distribution expenses – Class A	99,588
Distribution expenses – Class C	334,610
Distribution expenses – Class R	1,346
Dividend disbursing and transfer agent fees and expenses	161,981
Accounting and administration expenses	62,825
Registration fees	42,870
Audit and tax fees	28,504
Custodian fees	14,500
Legal fees	13,250
Trustees’ fees and expenses	9,046
Other	16,998

1,751,727
Less expense paid indirectly	(74)

Total operating expenses	1,751,653

Net Investment Income	4,573,104

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(7,647,516)
Foreign currencies	9,993
Foreign currency exchange contracts	16,290
Futures contracts	(105,618)
Swap contracts	(857,660)

Net realized loss	(8,584,511)

Net change in unrealized appreciation (depreciation) of:
Investments	(2,947,198)
Foreign currencies	(3,409)
Futures contracts	61,365
Swap contracts	(1,261,546)

Net change in unrealized appreciation (depreciation)	(4,150,788)

Net Realized and Unrealized Loss	(12,735,299)

Net Decrease in Net Assets Resulting from Operations	$(8,162,195)

See accompanying notes, which are an integral part of the financial statements.

24

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Statements of changes in net assets Delaware Diversified Floating Rate Fund

	Six months ended 1/31/16 (Unaudited)	Year ended 7/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,573,104	$9,423,640
Net realized loss	(8,584,511)	(4,631,989)
Net change in unrealized appreciation (depreciation)	(4,150,788)	(6,996,583)

Net decrease in net assets resulting from operations	(8,162,195)	(2,204,932)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(756,720)	(2,260,196)
Class C	(383,916)	(1,070,663)
Class R	(4,423)	(12,653)
Institutional Class	(2,550,746)	(5,699,190)

Return of capital:
Class A	—	(114,985)
Class C	—	(95,413)
Class R	—	(750)
Institutional Class	—	(302,081)

	(3,695,805)	(9,555,931)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,007,723	31,511,057
Class C	3,308,815	8,236,933
Class R	11,879	19,790
Institutional Class	93,866,553	121,472,944

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	713,259	2,172,416
Class C	367,870	1,067,196
Class R	4,570	13,441
Institutional Class	1,767,446	4,159,632

	108,048,115	168,653,409

26

	Six months ended 1/31/16 (Unaudited)	Year ended 7/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(26,034,153)	$(101,926,129)
Class C	(14,656,859)	(35,376,411)
Class R	(50,367)	(290,065)
Institutional Class	(82,317,337)	(158,222,362)

	(123,058,716)	(295,814,967)

Decrease in net assets derived from capital share transactions	(15,010,601)	(127,161,558)

Net Decrease in Net Assets	(26,868,601)	(138,922,421)

Net Assets:
Beginning of period	390,021,670	528,944,091

End of period	$363,153,069	$390,021,670

Undistributed (distributions in excess of) net investment income	$121,536	$(755,763)

See accompanying notes, which are an integral part of the financial statements.

27

Financial highlights Delaware Diversified Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$8.420	$8.630	$8.600	$8.570	$8.590	$8.490

0.098	0.177	0.163	0.163	0.193	0.166
(0.279)	(0.208)	0.042	0.060	(0.005)	0.114

(0.181)	(0.031)	0.205	0.223	0.188	0.280

(0.079)	(0.168)	(0.145)	(0.175)	(0.208)	(0.180)
—	(0.011)	(0.030)	(0.018)	—	—

(0.079)	(0.179)	(0.175)	(0.193)	(0.208)	(0.180)

$8.160	$8.420	$8.630	$8.600	$8.570	$8.590

(2.16% )	(0.35% )	2.40%	2.61%	2.24%	3.33%

$67,645	$87,398	$158,691	$194,795	$49,009	$55,209
0.93%	0.96%	0.95%	1.01%	1.05%	1.05%
0.93%	0.96%	0.96%	1.06%	1.12%	1.34%
2.34%	2.08%	1.89%	1.88%	2.28%	1.92%
2.34%	2.08%	1.88%	1.83%	2.21%	1.63%
45%	86%	96%	112%	97%	75%

29

Financial highlights Delaware Diversified Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

30

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$8.420	$8.630	$8.600	$8.570	$8.590	$8.490

0.066	0.113	0.098	0.098	0.130	0.102
(0.278)	(0.208)	0.042	0.060	(0.006)	0.116

(0.212)	(0.095)	0.140	0.158	0.124	0.218

(0.048)	(0.104)	(0.080)	(0.110)	(0.144)	(0.118)
—	(0.011)	(0.030)	(0.018)	—	—

(0.048)	(0.115)	(0.110)	(0.128)	(0.144)	(0.118)

$8.160	$8.420	$8.630	$8.600	$8.570	$8.590

(2.53% )	(1.10% )	1.64%	1.85%	1.47%	2.58%

$59,479	$72,505	$100,779	$83,619	$25,495	$25,769
1.68%	1.71%	1.70%	1.76%	1.80%	1.80%
1.68%	1.71%	1.70%	1.76%	1.82%	2.04%
1.59%	1.33%	1.14%	1.13%	1.53%	1.17%
1.59%	1.33%	1.14%	1.13%	1.51%	0.93%
45%	86%	96%	112%	97%	75%

31

Financial highlights Delaware Diversified Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Includes adjustments from the period ending July 31, 2010 in the amount of $9 (or $0.010 per share) which impacted total return by -0.12%. The adjustment is to correct a misallocation of distributions among share classes, which had no impact on distribution amounts reported and paid to shareholders.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

32

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$8.420	$8.630	$8.600	$8.570	$8.590	$8.500

0.087	0.156	0.142	0.141	0.173	0.145
(0.279)	(0.208)	0.041	0.060	(0.011)	0.106	[3]

(0.192)	(0.052)	0.183	0.201	0.162	0.251	[3]

(0.068)	(0.147)	(0.123)	(0.153)	(0.182)	(0.161)
—	(0.011)	(0.030)	(0.018)	—	—

(0.068)	(0.158)	(0.153)	(0.171)	(0.182)	(0.161)

$8.160	$8.420	$8.630	$8.600	$8.570	$8.590	[3]

(2.28% )	(0.61% )	2.15%	2.36%	1.93%	2.96%

$519	$570	$845	$44	$5	$5
1.18%	1.21%	1.20%	1.26%	1.30%	1.30%
1.18%	1.21%	1.20%	1.36%	1.42%	1.64%
2.09%	1.83%	1.64%	1.63%	2.03%	1.67%
2.09%	1.83%	1.64%	1.53%	1.91%	1.33%
45%	86%	96%	112%	97%	75%

33

Financial highlights Delaware Diversified Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

34

Six months ended 1/31/16[1]	Year ended
(Unaudited)	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
$8.420	$8.630	$8.600	$8.570	$8.590	$8.490

0.108	0.198	0.184	0.184	0.214	0.187
(0.279)	(0.208)	0.042	0.061	(0.005)	0.117

(0.171)	(0.010)	0.226	0.245	0.209	0.304

(0.089)	(0.189)	(0.166)	(0.197)	(0.229)	(0.204)
—	(0.011)	(0.030)	(0.018)	—	—

(0.089)	(0.200)	(0.196)	(0.215)	(0.229)	(0.204)

$8.160	$8.420	$8.630	$8.600	$8.570	$8.590

(2.04% )	(0.11% )	2.66%	2.87%	2.49%	3.61%

$235,510	$229,549	$268,629	$139,097	$31,663	$33,231
0.68%	0.71%	0.70%	0.76%	0.80%	0.80%
0.68%	0.71%	0.70%	0.76%	0.82%	1.04%
2.59%	2.33%	2.14%	2.13%	2.53%	2.17%
2.59%	2.33%	2.14%	2.13%	2.51%	1.93%
45%	86%	96%	112%	97%	75%

35

Notes to financial statements Delaware Diversified Floating Rate Fund	January 31, 2016 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Diversified Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair

36

valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2012–July 31, 2015) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Jan. 31, 2016, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires

37

Notes to financial statements Delaware Diversified Floating Rate Fund

1. Significant Accounting Policies (continued)

management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Jan. 31, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2016, the Fund earned $74 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended

38

Jan. 31, 2016, the Fund was charged $9,200 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2016, the Fund was charged $40,414 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2016, the Fund was charged $4,358 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2016, DDLP earned $842 for commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2016, DDLP received gross CDSC commissions of $3,665 on redemption of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended Jan. 31, 2016, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/ trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Jan. 31, 2016, the Fund engaged in securities purchases of $68,833 and securities sales of $11,721,927 which resulted in net realized losses of $(39,534).

39

Notes to financial statements Delaware Diversified Floating Rate Fund

3. Investments

For the six months ended Jan. 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$127,471,593
Purchases of U.S. government securities	36,013,366
Sales other than U.S. government securities	155,736,106
Sales of U.S. government securities	27,956,748

At Jan. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$365,339,927

Aggregate unrealized appreciation of investments	$847,400
Aggregate unrealized depreciation of investments	(5,692,639)

Net unrealized depreciation of investments	$(4,845,239)

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,954,538	$2,571,532

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

40

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$53,779,592	$—	$53,779,592
Corporate Debt	—	184,757,935	—	184,757,935
Municipal Bonds	—	6,151,617	—	6,151,617
Senior Secured Loans[1]	—	88,227,280	962,780	89,190,060
Foreign Debt	—	2,791,682	—	2,791,682
U.S. Treasury Obligations	—	8,413,753	—	8,413,753
Convertible Preferred Stock	86,570	—	—	86,570
Preferred Stock[1]	780,205	4,693,667	—	5,473,872
Short-Term Investments	—	9,849,607	—	9,849,607

Total Value of Securities	$866,775	$358,665,133	$962,780	$360,494,688

Swap Contracts	—	(2,824,214)	—	(2,824,214)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	98.92%	1.08%	100.00%
Preferred Stock	14.25%	85.75%	—	100.00%

41

Notes to financial statements Delaware Diversified Floating Rate Fund

3. Investments (continued)

During the six months ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	1/31/16	7/31/15
Shares sold:
Class A	965,283	3,697,805
Class C	398,819	967,543
Class R	1,447	2,319
Institutional Class	11,325,598	14,255,949

Shares issued upon reinvestment of dividends and distributions:
Class A	86,033	255,211
Class C	44,359	125,474
Class R	551	1,580
Institutional Class	213,344	489,149

	13,035,434	19,795,030

Shares redeemed:
Class A	(3,145,912)	(11,962,584)
Class C	(1,769,243)	(4,161,456)
Class R	(6,061)	(34,196)
Institutional Class	(9,953,250)	(18,612,883)

	(14,874,466)	(34,771,119)

Net decrease	(1,839,032)	(14,976,089)

42

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended Jan. 31, 2016 and the year ended July 31, 2015, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
Period Ended	Shares	Shares	Shares	Shares	Shares	Value
1/31/16	—	1,642	—	—	1,643	$13,624
7/31/15	1,649	7,956	74,977	77,319	7,249	717,181

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of Jan. 31, 2016 or at any time during the period then ended.

6. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of Jan. 31, 2016, the Fund had no unfunded loan commitments outstanding.

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate

43

Notes to financial statements Delaware Diversified Floating Rate Fund

7. Derivatives (continued)

risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Jan. 31, 2016, the Fund entered into foreign currency exchange contracts and cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Jan. 31, 2016, the Fund had no open futures contracts.

44

During the six months ended Jan. 31, 2016, the Fund used futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts – The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/(depreciation) on swap contracts. Upon periodic payment/(receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contacts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2016, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2016, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses

45

Notes to financial statements Delaware Diversified Floating Rate Fund

7. Derivatives (continued)

(gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended Jan. 31, 2016, the Fund did not enter into any CDS contracts as a seller of protection. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contacts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2016, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At Jan. 31, 2016, for bilateral swap contracts, the Fund posted $3,763,425 cash collateral for centrally cleared swap contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

46

Fair values of derivative instruments as of Jan. 31, 2016 were as follows:

		Asset Derivatives
		Fair Value
Statements of Assets and
Liabilities Location		Credit Contracts
Unrealized appreciation on credit default swap contracts		$102,605

		Liability Derivatives
		Fair Value
Statements of Assets and	Interest
Liabilities Location	Contracts	Credit Contracts	Total
Variation margin due to broker on centrally cleared credit default swap contracts	$—	$(10,018)	$(10,018)
Variation margin due to broker on centrally cleared interest rate swap contracts	(214,803)	—	(214,803)
Upfront payments received on credit default swap contracts	—	(87,020)	(87,020)
Unrealized depreciation on interest rate swap contracts	(2,701,998)	—	(2,701,998)

Total	$(2,916,801)	$(97,038)	$(3,013,839)

The effect of derivative instruments in the “Statement of operations” for the six months ended Jan. 31, 2016 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$16,290	$—	$—	$16,290
Interest rate contracts	—	(105,618)	(842,782)	(948,400)
Credit contracts	—	—	(14,878)	(14,878)

Total	$16,290	$(105,618)	$(857,660)	$(946,988)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Futures		Swap
	Contracts		Contracts	Total
Interest rate contracts	$61,365		$106,537	$167,902
Credit contracts	—		(1,368,083)	(1,368,083)

Total	$61,365		$(1,261,546)	$(1,200,181)

47

Notes to financial statements Delaware Diversified Floating Rate Fund

7. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2016.

	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	23,540	USD	21,362
Futures contracts (average notional value)	USD	—	USD	6,702,725
CDS contracts (average notional value)*	USD	8,509,835	USD	—
	EUR	2,632,640	USD	—

*Long represents buying protection and short represents selling protection.

8. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Jan. 31, 2016, the Fund had no assets and liabilities subject to offsetting provisions.

48

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect

49

Notes to financial statements Delaware Diversified Floating Rate Fund

9. Securities Lending (continued)

to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2016, the Fund had no securities out on loan.

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest

50

rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and

51

Notes to financial statements Delaware Diversified Floating Rate Fund

10. Credit and Market Risk (continued)

considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In May 2015,the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if the fair value is measured at net asset value per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

52

Other Fund information (Unaudited) Delaware Diversified Floating Rate Fund

Board consideration of Delaware Diversified Floating Rate Fund investment management agreement

At a meeting held on Aug.18–20, 2015 (the “Annual Meeting”), the Board of Trustees (collectively referred to here as the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Diversified Floating Rate Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund, the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2015 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. They also engaged a consultant to assist them in analyzing portions of the data received. The Independent Trustees reviewed and discussed with such consultant two reports prepared by the consultant with respect to such data. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain Funds; and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to

53

Other Fund information (Unaudited) Delaware Diversified Floating Rate Fund

Board consideration of Delaware Diversified Floating Rate Fund investment management agreement (continued)

the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2015. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe.

Lipper currently classifies the Fund as an ultra-short obligation fund. However, because the Fund is competing against funds in the loan participation category for assets, and the cost structure of the Fund is aligned to compete with the cost structures of these funds, Management believes that it would be more appropriate to include the Fund in the loan participation funds category. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes – one consisting of the Fund and all retail and institutional ultra-short obligation funds, and the other consisting of the Fund and all retail and institutional loan participation funds. When compared to other ultra-short obligation funds, the Lipper report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe. The Lipper report further showed that the Fund’s total return for the 3- and 5-year periods was in the first quartile of its Performance Universe. When compared to other loan participation funds, the Lipper report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the fourth quartile of its Performance Universe. The Board noted that, when compared to other loan participation funds, the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered recent changes to the Funds’ investment authority relating to the credit quality of investments in structured products. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures

54

for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

When compared to other ultra-short obligation funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. When compared to other loan participation funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board noted that, when compared to other ultra-short obligation funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds

55

Other Fund information (Unaudited) Delaware Diversified Floating Rate Fund

Board consideration of Delaware Diversified Floating Rate Fund investment management agreement (continued)

in the Delaware Investments® Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. Although the Fund has not reached a size at which it can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

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About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware Investments ® Family of Funds Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Investments Family of Funds Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

58

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment [Company] Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	April 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	April 6, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 6, 2016